PROSPECTUS

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SHARES

A mutual fund seeking to provide current income by investing in a diversified portfolio of investment grade securities, which are rated in one of the four highest categories by a nationally recognized statistical rating organization.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JUNE 30, 2000

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the
Fund Invests?  6

What are the Specific Risks of Investing in the Fund?  8

What Do Shares Cost?  9

How is the Fund Sold?  9

How to Purchase Shares  9

How to Redeem Shares  10

Account and Share Information  12

Who Manages the Fund?  13

Financial Information  13

Report of Ernst & Young LLP, Independent Auditors  37

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of corporate debt securities, U.S. government and privately issued mortgage backed securities, and U.S. treasury and agency securities. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk.

Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average maturity to between three and ten years and duration to between three and seven years. Maturity reflects the time until a fixed income security becomes payable. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund's Institutional Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 2.33%.


Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 6.69% (quarter ended June 30, 1995). Its lowest quarterly return was (2.22%) (quarter ended March 31, 1996).

Average Annual Total Return Table


The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers Government/Corporate Total Index ("LBGCTI"), Lehman Brothers Corporate Bond Total Index (LBCBTI), Lehman Brothers Intermediate Government/Corporate Index (LBIGCI), broad-based market indexes, and the Lipper Intermediate-Term Investment Grade Debt Funds Average ("LIIGDFA"), an average of funds with similar investment objectives. Total returns for indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period	Fund	LBGCTI	LBCBTI	LBIGCI	LIIGDFA
1 Year	(1.41%)	(2.15%)	(1.96%)	0.39%	(1.28%)
5 Years	7.50%	7.61%	8.18%	7.10%	7.87%
Start of Performance[1]	5.84%	5.72%	6.13%	5.59%	4.95%%


1 The Fund's Institutional Shares start of performance date was December 20, 1993.



Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


What are the Fund's Fees and Expenses?

FEDERATED INTERMEDIATE INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.92%

1  Although not contractually obligated to do so, the Adviser and Shareholder Services Provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2000.

Total Waivers of Fund Expenses	0.37%
Total Actual Annual Fund Operating Expenses (after waivers)	0.55%

2 The Adviser voluntarily waived a portion of its management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.38% for the year ended April 30, 2000.

3 The Shareholder Services Fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The Shareholder Services Fee paid by the Fund's Institutional Shares (after the voluntary reduction) was 0.00% for the year ended April 30, 2000.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year	$	 94

3 Years	$	 293

5 Years	$	 509

10 Years	$	 1,131

What are the Fund's Investment Strategies?

The Adviser actively manages the Fund's portfolio seeking current income within the Fund's investment policy parameters for limiting credit risk and share price volatility attributable to interest rate risk. The Fund limits credit risk by investing exclusively in a diversified portfolio of investment grade fixed income securities, including corporate debt securities, U.S. government and privately issued mortgage backed securities, and U.S. treasury and agency securities. Investment grade securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization ("NRSRO"), or if unrated, of comparable quality as determined by the Adviser. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Fund's share price volatility attributable to interest rate risk is managed by maintaining, under normal market conditions, a dollar-weighted average portfolio duration of between three and seven years. Further, the dollar-weighted average portfolio maturity of the Fund will normally be between three and ten years.


Within the Fund's three to seven-year portfolio duration range, the Adviser may seek to change the Fund's interest rate volatility exposure, by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:


  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.


In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income by selecting securities, within the Fund's credit quality range, that the Adviser expects will offer the best relative value. In other words, in selecting securities, the Adviser assesses whether the Fund will be adequately compensated for assuming the risks (such as credit risk) of a particular security by comparing the security to other securities without those risks. The Adviser continually analyzes a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) The security's projected spread is weighed against the security's credit risk (in the case of corporate securities and privately issued asset backed and mortgage backed securities) and its risk of prepayment (in the case of asset backed an d mortgage backed securities) in order to complete the analysis.



Corporate debt securities generally offer higher yields than U. S. government securities to compensate for credit risk. Similarly, asset and mortgage backed securities generally offer higher yields versus U.S. treasury securities and non-mortgage backed agency securities, to compensate for prepayment risk. The Adviser invests the Fund's portfolio seeking the higher relative returns of corporate debt securities and asset and mortgage backed securities, when available, while maintaining appropriate portfolio diversification and attempting to limit the associated credit or prepayment risks.


The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser uses corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and financial condition to assess whether the security's credit risk is commensurate with its potential return.


The Adviser attempts to manage the Fund's prepayment risk by selecting asset and mortgage-backed securities with characteristics that make prepayment less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that securitize the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.


There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

TEMPORARY DEFENSIVE INVESTMENTS


The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.


The following describes the principal types of fixed income securities in which the Fund may invest.


TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.


Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.


Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES


The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.


What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

  Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.
  Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.


What Do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.


The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.


The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.


The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.


You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.


An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE


Wire Order Number, Dealer Number or Group Number


Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone


You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.



By Mail



You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.



Send requests by mail to:


Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS


You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.


Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


THE FUND'S PORTFOLIO MANAGERS ARE:


Joseph M. Balestrino


Joseph M. Balestrino has been the Fund's Portfolio Manager since January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.



Christopher J. Smith



Christopher J. Smith has been the Fund's Portfolio Manager since June 2000. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.


Susan M. Nason


Susan M. Nason has been the Fund's Portfolio Manager since December 1993. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Financial Information


FINANCIAL HIGHLIGHTS


The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 37.

Year Ended April 30	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$10.07	$10.17	$ 9.79	$ 9.77	$ 9.55
Income From Investment Operations:
Net investment income	0.62	0.60	0.63	0.63	0.66
Net realized and unrealized gain (loss) on investments	(0.60)	(0.10)	0.38	0.03	0.22

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.50	1.01	0.66	0.88

Less Distributions:
Distributions from net investment income	(0.62)	(0.60)	(0.63)	(0.63)	(0.66)
Distributions from net realized gain on investments	(0.02)	0.00 [1]	--	(0.01)	--

TOTAL DISTRIBUTIONS	(0.64)	(0.60)	(0.63)	(0.64)	(0.66)

Net Asset Value, End of Period	$ 9.45	$10.07	$10.17	$ 9.79	$ 9.77

Total Return[2]	0.30%	5.03%	10.58%	7.00%	9.13%

Ratios to Average Net Assets:

Expenses	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	6.48%	5.87%	6.30%	6.48%	6.52%

Expense waiver/reimbursement[3]	0.37%	0.43%	0.47%	0.57%	0.85%

Supplemental Data:

Net assets, end of period (000 omitted)	$294,644	$219,824	$176,712	$121,307	$87,493

Portfolio turnover	54%	41%	44%	55%	66%

1 Amount represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

APRIL 30, 2000

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.2%
		Home Equity Loan--0.6%
$2,000,000		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	$1,865,312

		Credit Card--0.1%
500,000		Discover Card Trust 1996-3, Class B, 6.25%, 8/18/2008	466,407

		Structured Product (Abs)--0.9%
2,000,000	[1]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	1,897,186
112,558		Green Tree Home Equity Loan Trust 1999-A, Class B2A, 7.44%, 2/15/2029	112,713
500,000		Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023	490,970
300,000		Residential Funding Corp. 1993-S31, Class A7, 7.00%, 9/25/2023	284,724
35,780		The Money Store Home Equity Trust 1992-B, Class A, 6.90%, 7/15/2007	35,175

		TOTAL	2,820,768

		Utilities--0.6%
2,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Series 1997-1, Class A8, 6.48%, 12/26/2009	1,884,500

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,432,755)	7,036,987

		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Structured Product (Abs)--0.0%
91,495		Prudential Bache CMO Trust Series 8, Class F, 7.965%, 3/1/2019 (identified cost $96,670)	91,213

		CORPORATE BONDS--64.1%
		Aerospace & Defense--0.5%
1,500,000	[1]	British Aerospace Finance, Inc., 7.50%, 7/1/2027	1,436,937

		Air Transportation--1.3%
251,052		Continental Airlines, Inc., Pass Thru Cert., 7.73%, 3/15/2011	240,209
1,580,889		Continental Airlines, Inc., Pass Thru Cert., Series 1997-4 B, 6.90%, 1/2/2017	1,431,574
2,300,000		Delta Air Lines, Inc., Note, 8.30%, 12/15/2029	2,076,003
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	410,520

		TOTAL	4,158,306

		Automobile--1.0%
1,850,000		Dana Corp., Note, 6.25%, 3/1/2004	1,734,837
1,460,000		Hertz Corp., Sr. Note, 7.00%, 1/15/2028	1,268,871

		TOTAL	3,003,708

Principal Amount			Value
		CORPORATE BONDS--continued
		Banking--6.9%
$1,250,000		ABN-AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	$1,168,362
220,000		Bank One Corp., Sub. Note, 7.25%, 8/1/2002	218,211
100,000		Bank One Corp., Sub. Deb., 7.25%, 8/15/2004	97,948
250,000		Bank One Corp., Sr. Note, 8.10%, 3/1/2002	251,765
2,000,000		Banco Santander Central Hispano, S.A., Bank Guarantee, 7.875%, 4/15/2005	1,986,020
200,000		BankAmerica Corp., Sub. Note, 7.75%, 7/15/2002	200,904
200,000		BankAmerica Corp., Sub. Note, 8.375%, 3/15/2002	202,762
2,200,000		Barclays North America, Deb., 9.75%, 5/15/2021	2,342,428
10,000		Boatmen's Bancshares, Inc., Sub. Note, 9.25%, 11/1/2001	10,254
30,000		Central Fidelity Banks, Inc., Sub. Note, 8.15%, 11/15/2002	30,507
1,000,000		Chase Manhattan Corp., Sub. Note, 6.375%, 2/15/2008	917,660
2,000,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	1,742,654
40,000		Corestates Capital Corp., Sub. Note, 5.875%, 10/15/2003	37,814
1,000,000	[1]	Den Danske Bank Group, Note, 7.40%, 6/15/2010	982,100
30,000		First Union Corp., Sub. Note, 8.00%, 11/15/2002	30,234
1,000,000		J.P. Morgan & Co., Inc., Sub. Note, 6.70%, 11/1/2007	935,580
200,000	[1]	Korea Development Bank, 7.625%, 10/1/2002	197,337
3,150,000		National Bank of Canada, Montreal, Sub. Note, 8.125%, 8/15/2004	3,198,226
15,000		NationsBank Corp., Sub. Note, 7.625%, 4/15/2005	14,925
1,000,000		NationsBank Corp., Sub. Note, Series MTNF, 7.19%, 7/30/2012	957,090
715,000		PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007	669,547
4,000,000	[1]	Regional Diversified Funding, Sr. Note, 9.25%, 3/15/2030	3,968,724
30,000		Republic New York Corp., Sub. Note, 8.25%, 11/1/2001	30,320
200,000		SunTrust Bank, Inc., Sub. Note, 6.90%, 7/1/2007	191,470
255,000		SunTrust Bank, Inc., Note, 7.375%, 7/1/2002	253,720
15,000		SunTrust Bank, Inc., Sub. Note, 6.125%, 2/15/2004	14,230
1,000,000	[1]	Swedbank, Sub., 7.50%, 11/29/2049	924,145

		TOTAL	21,574,937

		Beverage & Tobacco--1.3%
2,000,000		Anheuser-Busch Cos., Inc., Sr. Note, 7.10%, 6/15/2007	1,946,280
100,000		Anheuser-Busch Cos., Inc., Unsecd. Note, 6.90%, 10/1/2002	98,825
1,000,000		Philip Morris Cos., Inc., Note, 7.125%, 8/15/2002	959,470
100,000		Philip Morris Cos., Inc., Note, 7.625%, 5/15/2002	97,205
1,000,000		Philip Morris Cos., Inc., Unsecd. Note, 9.00%, 1/1/2001	1,002,960

		TOTAL	4,104,740

Principal Amount			Value
		CORPORATE BONDS--continued
		Cable Television--1.9%
$3,500,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	$3,815,700
2,250,000		Cox Communications, Inc., MTN, 6.69%, 9/20/2004	2,131,762

		TOTAL	5,947,462

		Chemicals & Plastics--0.6%
1,500,000	[1]	Bayer Corp., Deb., 6.50%, 10/1/2002	1,472,580
40,000		Du Pont (E.I.) de Nemours & Co., Note, 8.125%, 3/15/2004	40,985
750,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	456,574
30,000		PPG Industries, Inc., Note, 6.50%, 11/1/2007	28,248

		TOTAL	1,998,387

		Conglomerates--0.3%
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	786,082

		Consumer Products--0.8%
2,250,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	2,231,550
100,000		Hershey Foods Corp., Note, 6.70%, 10/1/2005	96,829
300,000		Sara Lee Corp., Sr. Note, 6.00%, 1/15/2008	271,524

		TOTAL	2,599,903

		Ecological Services & Equipment--0.6%
175,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	150,031
2,000,000		WMX Technologies, Inc., Deb., 8.75%, 5/1/2018	1,762,080

		TOTAL	1,912,111

		Education--1.5%
3,425,000		Boston University, MTN, 7.625%, 7/15/2097	3,088,459
1,450,000		Columbia University, MTN, 8.62%, 2/21/2001	1,469,662

		TOTAL	4,558,121

		Electronics--0.8%
1,500,000		General Electric Financial Services, Inc., MTN, 9.18%, 12/30/2008	1,646,325
225,000		General Electric Financial Services, Inc., Sr. Note, 6.29%, 12/15/2001	222,240
115,000		International Business Machines Corp., 7.25%, 11/1/2002	114,775
500,000		International Business Machines Corp., Note, 6.45%, 8/1/2007	475,170
100,000		International Business Machines Corp., Unsecd. Note, 6.375%, 6/15/2000	100,052
15,000		Rockwell International Corp., Unsecd. Note, 6.625%, 6/1/2005	14,303

		TOTAL	2,572,865

		Finance - Automotive--1.7%
2,100,000		Ford Capital BV, Note, 9.375%, 5/15/2001	2,138,598
100,000		Ford Motor Credit Co., Note, 6.625%, 6/30/2003	97,251
Principal Amount			Value
		CORPORATE BONDS--continued
		Finance - Automotive--continued
$250,000		Ford Motor Credit Co., Note, 7.50%, 4/25/2001	$237,037
35,000		Ford Motor Credit Co., Note, 7.75%, 3/15/2005	34,887
100,000		Ford Motor Credit Co., Unsecd. Note, 8.00%, 6/15/2002	100,920
1,000,000		Ford Motor Credit Co., Unsub., 6.875%, 6/5/2001	994,969
485,000		General Motors Acceptance Corp., MTN, 7.50%, 5/25/2000	485,611
155,000		General Motors Acceptance Corp., Note, 7.00%, 9/15/2002	153,470
1,170,000		General Motors Acceptance Corp., Sr. Note, 5.75%, 11/10/2003	1,107,978

		TOTAL	5,350,721

		Finance - Retail--0.2%
50,000		Commercial Credit Co., Note, 5.55%, 2/15/2001	49,410
100,000		Household Finance Corp., Note, 6.125%, 8/15/2003	95,464
100,000		Household Finance Corp., Note, 7.00%, 9/15/2002	98,594
100,000		Household Finance Corp., Sr. Note, 7.25%, 8/15/2002	99,297
395,000		Sears Roebuck Acceptance Corp., MTN, 6.56%, 9/5/2000	394,376

		TOTAL	737,141

		Financial Intermediaries--6.3%
2,500,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	2,342,800
1,000,000		Donaldson, Lufkin and Jenrette Securities Corp., Sr. Note, 5.875%, 4/1/2002	964,410
1,000,000		Donaldson, Lufkin and Jenrette Securities Corp., Sr. Note, 6.50%, 6/1/2008	900,730
2,875,000		FINOVA Capital Corp., Note, 7.25%, 11/8/2004	2,664,004
175,000		Lehman Brothers Holdings, Inc., Bond, 7.00%, 5/15/2003	170,746
625,000		Lehman Brothers Holdings, Inc., Note, 6.90%, 1/29/2001	622,912
2,000,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	1,910,840
1,625,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	1,541,361
1,000,000		Merrill Lynch & Co., Inc., MTN, 7.20%, 10/15/2012	930,730
500,000		Merrill Lynch & Co., Inc., Note, 6.875%, 3/1/2003	491,240
15,000		Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	14,698
100,000		Merrill Lynch & Co., Inc., Note, 8.30%, 11/1/2002	101,804
1,000,000		Merrill Lynch & Co., Inc., Note, Series MTNB, 7.19%, 8/7/2012	924,350
920,000		Morgan Stanley Group, Inc., Deb., 9.375%, 6/15/2001	940,166
3,180,000		PaineWebber Group, Inc., 7.625%, 12/1/2009	3,022,399
1,000,000		PaineWebber Group, Inc., Sr. Note, 6.64%, 4/14/2010	883,680
50,000		Pitney Bowes Credit Corp., Unsecd. Note, 8.80%, 2/15/2003	51,696
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Intermediaries--continued
$100,000		Salomon Smith Barney Holdings, Inc., Note, Series C, 7.15%, 2/15/2003	$98,702
100,000		Salomon Smith Barney Holdings, Inc., Unsecd. Note, Series MTNG, 6.35%, 1/15/2004	95,835
5,000		Salomon, Inc., Note, 6.375%, 10/1/2004	4,756
10,000		Salomon, Inc., Note, 6.625%, 11/15/2003	9,700
200,000		Salomon, Inc., Sr. Note, 6.80%, 4/15/2003	195,598
30,000		Wells Fargo & Co., Note, 5.75%, 2/1/2003	28,730
928,981	[1]	World Financial, Pass Thru Cert., Series 96 WFP-B, 6.91%, 9/1/2013	876,276

		TOTAL	19,788,163

		Financial Services--1.0%
20,000		Associates Corp. of North America, Sr. Note, 6.00%, 6/15/2000	19,998
3,000,000		General Electric Capital Corp., MTN, 6.65%, 9/3/2002	2,960,400
10,000		Paccar Financial Corp., Sr. Note, 6.18%, 2/15/2001	9,926
100,000		U.S. Leasing International, Unsecd. Note, 6.625%, 5/15/2003	97,226

		TOTAL	3,087,550

		Food & Drug Retailers--1.0%
2,800,000		Kroger Co., Inc., 7.25%, 6/1/2009	2,578,968
500,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	472,930

		TOTAL	3,051,898

		Food Products--0.1%
5,000		Grand Metropolitan Investment Corp., 9.00%, 8/15/2011	5,446
300,000		Kraft General Foods, Inc., Deb., 6.00%, 6/15/2001	295,704

		TOTAL	301,150

		Forest Products--1.6%
1,500,000		Donohue Forest Products, 7.625%, 5/15/2007	1,480,425
1,000,000		Fort James Corp., Deb., 8.375%, 11/15/2001	1,010,820
300,000		Fort James Corp., Sr. Note, 6.234%, 3/15/2001	298,341
310,000		Fort James Corp., Sr. Note, 7.65%, 12/26/2000	310,995
1,000,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	1,050,030
25,000		Union Camp Corp., Note, 6.50%, 11/15/2007	22,843
750,000		Westvaco Corp., Deb., 7.75%, 2/15/2023	725,505
25,000		Weyerhaeuser Co., Deb., 9.05%, 2/1/2003	25,797

		TOTAL	4,924,756

		Health Services--0.3%
1,000,000		Aetna Services, Inc., Company Guarantee, 6.75%, 8/15/2001	984,300

Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial Products & Equipment--0.0%
$10,000		Air Products & Chemicals, Inc., Note, 7.375%, 5/1/2005	$9,716
30,000		Dresser Industries, Inc., Note, 6.25%, 6/1/2000	30,016
25,000		Ingersoll-Rand Co., Note, 6.51%, 12/1/2004	23,749
10,000		Ingersoll-Rand Co., Note, 6.60%, 8/1/2000	10,002

		TOTAL	73,483

		Insurance--5.1%
500,000		CIGNA Corp., Sr. Note, 7.40%, 1/15/2003	486,665
500,000		Conseco, Inc., Note, 6.40%, 2/10/2003	315,625
1,750,000		Conseco, Inc., Sr. Note, 10.50%, 12/15/2004	1,104,688
1,975,000		Continental Corp., Unsecd. Note, 7.25%, 3/1/2003	1,892,741
4,200		Equitable Cos., Inc., Sr. Note, 6.75%, 12/1/2000	4,182
2,000,000	[1]	Equitable Life, Note, 7.70%, 12/1/2015	1,943,640
4,000,000		GEICO Corp., Deb., 9.15%, 9/15/2021	4,237,760
25,000		ITT Hartford Group, Inc., Note, 8.30%, 12/1/2001	25,230
15,000		Lincoln National Corp., Note, 7.625%, 7/15/2002	14,923
250,000		MBIA Insurance Corp., Deb., 9.00%, 2/15/2001	253,110
900,000		Provident Cos., Inc., Bond, 7.405%, 3/15/2038	717,516
2,000,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	1,940,060
1,000,000		St. Paul Cos., Inc., MTN, Series MTNB, 7.29%, 8/28/2007	956,870
2,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	2,070,859

		TOTAL	15,963,869

		Leisure & Entertainment--2.3%
3,250,000		International Speedway Corp., 7.875%, 10/15/2004	3,165,598
800,000		Paramount Communications, Inc., Sr. Note, 7.50%, 1/15/2002	800,416
3,200,000		Viacom, Inc., Sr. Deb., 8.25%, 8/1/2022	3,087,424
40,000		Walt Disney Co., Bond, 6.375%, 3/30/2001	39,698

		TOTAL	7,093,136

		Metals & Mining--2.1%
3,000,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	2,959,590
2,265,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	2,226,110
875,000		Noranda, Inc., Deb., 8.625%, 7/15/2002	877,135
750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	646,619

		TOTAL	6,709,454

Principal Amount			Value
		CORPORATE BONDS--continued
		Oil & Gas--4.1%
$10,000		Atlantic Richfield Co., Deb., 9.125%, 3/1/2011	$11,109
1,000,000		Global Marine, Inc., Sr. Note, 7.125%, 9/1/2007	947,310
3,300,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	3,078,405
3,250,000	[1]	Pemex Finance Ltd., 9.03%, 2/15/2011	3,287,115
1,000,000		Sun Co., Inc., 9.00%, 11/1/2024	1,054,070
2,450,000		Tosco Corp., 8.125%, 2/15/2030	2,355,087
2,000,000	[1]	Yosemite Securities Trust I, Bond, 8.25%, 11/15/2004	1,973,500

		TOTAL	12,706,596

		Pharmaceutical--0.1%
250,000		American Home Products Corp., Note, 7.90%, 2/15/2005	251,598
100,000		Lilly (Eli) & Co., Unsecd. Note, 6.25%, 3/15/2003	97,268

		TOTAL	348,866

		Printing & Publishing--1.1%
3,250,000		News America Holdings, Inc., 10.125%, 10/15/2012	3,485,398

		Rail Industry--0.6%
869,539		Atchison Topeka & SF RR, Equip. Trust, 6.55%, 1/6/2013	805,828
1,000,000		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	974,920

		TOTAL	1,780,748

		Real Estate--1.2%
3,150,000		New Plan Excel Realty Trust, MTN, 7.40%, 9/15/2009	2,872,958
900,000		Storage USA, Deb., 7.50%, 12/1/2027	776,322

		TOTAL	3,649,280

		Retailers--7.6%
3,000,000		Dayton-Hudson Corp., Deb., 10.00%, 12/1/2000	3,051,990
350,000		Dayton-Hudson Corp., Deb., 8.50%, 12/1/2022	349,864
15,000		Dillard Investment, Deb., 9.25%, 2/1/2001	15,214
2,500,000		Federated Department Stores, Inc., Sr. Note, 10.00%, 2/15/2001	2,549,200
2,200,000		Harcourt General, Inc., Sr. Note, 6.70%, 8/1/2007	1,982,420
2,000,000		May Department Stores Co., Deb., 8.125%, 8/15/2035	1,954,180
500,000		May Department Stores Co., Deb., 9.875%, 6/15/2021	531,850
3,000,000		Safeway, Inc., Note, 7.25%, 9/15/2004	2,916,870
2,000,000		Sears, Roebuck & Co., MTN, 10.00%, 2/3/2012	2,230,360
3,000,000		TJX Cos., Inc., 7.45%, 12/15/2009	2,867,700
1,750,000		Target Corp., 7.50%, 2/15/2005	1,740,935
Principal Amount			Value
		CORPORATE BONDS--continued
		Retailers--continued
$50,000		Wal-Mart Stores, Inc., Note, 8.625%, 4/1/2001	$50,737
565,000		Wal-Mart Stores, Inc., Note, 9.10%, 7/15/2000	568,249
2,850,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	2,747,258
200,000		Wal-Mart Stores, Inc., Unsecd. Note, 6.50%, 6/1/2003	195,290

		TOTAL	23,752,117

		Services--0.1%
500,000		Olsten Corp., Sr. Note, 7.00%, 3/15/2006	443,970

		Sovereign Government--1.8%
1,000,000		Quebec, Province of, Deb., 9.125%, 8/22/2001	1,020,006
200,000		Quebec, Province of, 11.00%, 6/15/2015	208,824
2,250,000		Quebec, Province of, Deb., Series NN, 7.125%, 2/9/2024	2,097,180
1,000,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	1,223,270
1,000,000		Victoria Public Authority, Local Gov't. Guarantee, 8.25%, 1/15/2002	1,018,016

		TOTAL	5,567,296

		Supranational--0.3%
1,100,000		Corp Andina De Fomento, Sr. Note, 7.75%, 3/1/2004	1,095,996

		Technology Services--1.3%
3,750,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	4,068,750

		Telecommunications & Cellular--3.6%
2,000,000		AT&T Corp., Global Bond, 6.00%, 3/15/2009	1,784,720
250,000		Bell Atlantic-New Jersey, Deb., 5.875%, 2/1/2004	237,368
1,850,000		BellSouth Telecommunications, Inc., Note, 6.00%, 6/15/2002	1,789,080
15,000		Chesapeake & Potomac Telephone Co. of VA, Deb., 6.75%, 5/1/2008	14,330
50,000		Chesapeake & Potomac Telephone Co. of Washington D.C., Deb., 7.00%, 2/1/2009	48,031
100,000		GTE Southwest, Inc., Deb., 6.54%, 12/1/2005	94,425
410,000		Lucent Technologies, Inc., Note, 6.90%, 7/15/2001	408,930
650,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	739,375
2,000,000		MetroNet Escrow Corp., Sr. Note, 10.625%, 11/1/2008	2,262,500
15,000		New England Telephone & Telegraph, Deb., 6.125%, 10/1/2006	13,872
800,000		New England Telephone & Telegraph, Deb., 8.625%, 8/1/2001	812,520
100,000		New York Telephone Co., Unsecd. Note, 6.25%, 2/15/2004	95,384
115,000		Ohio Bell Telephone Co., Unsecd. Note, 6.125%, 5/15/2003	111,633
3,125,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	2,910,656

		TOTAL	11,322,824

Principal Amount			Value
		CORPORATE BONDS--continued
		Utilities--3.1%
$15,000		Bell Atlantic Corp., Deb., 6.75%, 5/1/2008	$14,358
250,000		Consolidated Edison Co., Deb., Series 92B, 7.625%, 3/1/2004	247,683
1,600,000	[1]	Edison Mission Holding Co., Sr. Secd. Note, 8.734%, 10/1/2026	1,516,640
1,250,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,096,150
1,000,000		Gulf States Utilities, 1st Mtg. Bond, Series 2005B, 6.77%, 8/1/2005	954,890
750,000	[1]	Israel Electric Corp. Ltd., 8.25%, 10/15/2009	740,693
1,500,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	1,367,745
400,000	[1]	Israel Electric Corp. Ltd., Sr. Secd. Note, 7.75%, 3/1/2009	384,138
100,000		Louisiana Power & Light Co., 1st Mtg. Bond, 7.50%, 11/1/2002	99,401
30,000		Michigan Consolidated Gas, 1st Mtg. Bond, 6.80%, 6/15/2003	29,679
180,000		Minnesota Power and Light Co., 1st Mtg. Bond, 7.75%, 6/1/2007	178,279
25,000		Pacific Gas & Electric Co., 1st Ref. Mtg., 6.75%, 12/1/2000	25,025
1,000,000		Pacific Gas & Electric Co., Unsecd. Note, Series B, 7.75%, 6/30/2004	1,007,230
1,200,000		Puget Sound Energy, Inc., MTN, 7.02%, 12/1/2027	1,032,348
100,000		Reliant Energy, Inc., Collateral Trust, Series C, 6.50%, 4/21/2003	95,447
5,000		Sonat, Inc., Note, 6.875%, 6/1/2005	4,761
1,000,000	[1]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	764,370

		TOTAL	9,558,837

		TOTAL CORPORATE BONDS (IDENTIFIED COST $208,788,229)	200,499,858

		U.S. GOVERNMENT AGENCIES--12.9%
		U.S. Government Agencies--12.9%
100,000		Federal Home Loan Bank System, 6.00%, 6/30/2003	96,110
1,000,000		Federal Home Loan Bank System, 6.10%, 4/7/2003	965,910
1,000,000		Federal Home Loan Bank System, 6.11%, 4/17/2003	965,940
1,750,000		Federal Home Loan Bank System, 6.00%, 5/17/2006	1,625,785
1,000,000		Federal Home Loan Bank System, 6.00%, 7/7/2004	949,980
1,000,000		Federal Home Loan Bank System, 6.14%, 5/11/2005	949,520
2,000,000		Federal Home Loan Bank System, 6.23%, 6/1/2005	1,905,420
1,000,000		Federal Home Loan Bank System, 7.00%, 12/15/2009	944,320
1,500,000		Federal Home Loan Bank System, 7.00%, 7/16/2009	1,429,050
200,000		Federal Home Loan Bank System, Series BC01, 5.71%, 7/13/2001	196,670
4,000,000		Federal Home Loan Mortgage Corp., Deb., 6.22%, 3/18/2008	3,690,360
2,500,000		Federal Home Loan Mortgage Corp., Deb., 6.35%, 7/17/2008	2,309,950
2,500,000		Federal Home Loan Mortgage Corp., Deb., 8.05%, 4/5/2010	2,457,775
Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--continued
		U.S. Government Agencies--continued
$2,000,000		Federal Home Loan Mortgage Corp., Deb., 8.29%, 9/30/2009	$1,985,460
1,333,000		Federal Home Loan Mortgage Corp., Series 1228H, 7.00%, 2/15/2022	1,282,413
400,000		Federal Home Loan Mortgage Corp., Series 1324VE, 7.00%, 8/15/2008	397,956
1,470,000		Federal Home Loan Mortgage Corp., Series 1468M, 7.00%, 1/15/2010	1,449,449
1,000,000		Federal Home Loan Mortgage Corp., Series 24, Class VB, 6.50%, 7/25/2010	944,790
150,000		Federal National Mortgage Association, MTN, 6.25%, 12/13/2002	147,089
1,650,000		Federal National Mortgage Association, MTN, 6.71%, 7/24/2001	1,641,866
1,500,000		Federal National Mortgage Association, MTN, Series B, 7/9/2012	577,860
2,500,000		Federal National Mortgage Association, MTN, Series MTN, 6.00%, 4/17/2006	2,327,975
1,000,000		Federal National Mortgage Association, Series 1992-124, Class D, 7.00%, 4/25/2010	955,490
2,000,000		Federal National Mortgage Association, Series 1993-139, Class KD, 7.00%, 7/25/2006	1,966,260
845,547		Federal National Mortgage Association, Series 1994-79, Class G, 7.00%, 11/25/2004	838,419
1,000,000		Federal National Mortgage Association, Series 1996-68, Class VC, 6.50%, 9/18/2010	929,210
1,000,000		Federal National Mortgage Association, Series G93-31, Class H, 7.00%, 2/25/2013	943,560
500,000		Federal National Mortgage Association, 8.25%, 12/18/2000	505,535
4,000,000		Federal National Mortgage Association, Unsecd. Note, 6.65%, 11/7/2007	3,839,200
200,000		Federal National Mortgage Association, Unsecd. Note, 7.15%, 5/26/2004	196,514
500,000		Financial Assistance Corp., 9.20%, 9/27/2005	504,535
500,000		Tennessee Valley Authority, 6.125%, 7/15/2003	480,445

		TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $43,431,469)	40,400,816

		MUNICIPALS--3.2%
		Education--0.4%
1,100,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	1,136,718

		Municipal Services--2.8%
1,250,000		Atlanta & Fulton County, GA, Recreation Authority, Taxable Revenue Bonds, Series 1997, 7.00% Bonds (Downtown Arena Project)/(FSA INS), 12/1/2028	1,117,588
1,325,000		Kansas City, MO, Redevelopment Authority, 7.65% Bonds (Auditorium Project), (FSA INS), 11/1/2018	1,286,602
2,000,000		McKeesport, PA, Taxable GO, Series B 1997, 7.30% Bonds (MBIA INS), 3/1/2020	1,860,280
1,000,000		Miami Florida Revenue Pension Obligation, 7.20% Bonds (AMBAC INS), 12/1/2025	915,360
1,500,000		Minneapolis/St. Paul, MN, Airport Commission, UT GO Taxable Revenue Bonds, Series 9, 8.95% Bonds, 1/1/2022	1,578,795
1,000,000		Pittsburgh, PA, Urban Redevelopment Authority, 9.07% Bonds (CGIC GTD), 9/1/2014	1,082,400
Principal Amount or Shares			Value
		MUNICIPALS--continued
		Municipal Services--continued
$1,000,000		St. Johns County, FL, Convention Center, Taxable Municipal Revenue Bonds, 8.00% Bonds (FSA INS), 1/1/2026	$994,710

		TOTAL	8,835,735

		TOTAL MUNICIPALS (IDENTIFIED COST $10,331,622)	9,972,453

		PREFERRED STOCKS--1.5%
		Financial Intermediaries--1.1%
70,000		Citigroup, Inc., Cumulative Pfd.	3,360,000

		Telecommunications & Cellular--0.4%
6,100		AT&T Corp., Pfd.	151,738
40,000		AT&T Corp., Pfd., $2.50	1,030,000

		TOTAL	1,181,738

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,560,940)	4,541,738

		MUTUAL FUNDS--11.9%[2]
$3,943,182		Federated Mortgage Core Portfolio (identified cost $38,528,700)	37,341,935

		REPURCHASE AGREEMENT--3.3%[3]
10,190,000		Salomon Brothers, Inc., 5.85%, dated 4/28/2000, due 5/1/2000 (at amortized cost)	10,190,000

		TOTAL INVESTMENTS (IDENTIFIED COST $323,360,385)[4]	$310,075,000

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At April 30, 2000, these securities amounted to $28,200,619 which represents 9.02% of net assets.

2 Pursuant to an Exemptive order, the Fund may invest in Federated Core Trust (the "Trust") which is also managed by Federated Investment Management Company, the Fund's advisor. The Trust is an open-end management investment company under the Investment Company Act of 1940 available to only registered investment companies and other institutional investors. High Yield Bond Portfolio and Federated Mortgage Core Portfolio (the "Portfolios") are two series of the Trust. Federated receives no fees on behalf of the Portfolios. Income distributions from the Portfolios are declared daily and paid monthly. Income distributions earned by the Fund are recorded as dividend income in the accompanying financial statements.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreements is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $323,408,768. The net unrealized depreciation of investments on a federal tax basis amounts to $13,333,768 which is comprised of $311,615 appreciation and $13,645,383 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($312,802,746) at April 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CGIC	--Capital Guaranty Insurance Corporation
CMO	--Collateralized Mortgage Obligation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
MBIA	--Municipal Bond Investors Assurance
MTN	--Medium Term Note
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000

Assets:
Total investments in securities, at value (identified cost $323,360,385 and tax cost $323,408,768)		$310,075,000
Cash		4,304
Income receivable		5,445,817
Receivable for shares sold		245,467

TOTAL ASSETS		315,770,588

Liabilities:
Payable for shares redeemed	$1,500,470
Income distribution payable	1,411,485
Accrued expenses	55,887

TOTAL LIABILITIES		2,967,842

Net assets for 33,087,431 shares outstanding		$312,802,746

Net Assets Consist of:
Paid in capital		$330,594,724
Net unrealized depreciation of investments[1]		(13,285,385)
Accumulated net realized loss on investments		(4,459,130)
Distributions in excess of net investment income		(47,463)

TOTAL NET ASSETS		$312,802,746

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$294,644,119 ÷ 31,166,701 shares outstanding		$9.45

Institutional Service Shares:
$18,158,627 ÷ 1,920,730 shares outstanding		$9.45

1 Includes ($1,412,435) of unrealized depreciation at July 19, 1999 and July 26, 1999, related to a tax-free transfer of assets from Vermont National Bank, a Common Trust Fund, and the acquisition of CCB Bond Fund, respectively.

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED APRIL 30, 2000

Investment Income:
Dividends			$2,664,390
Interest			18,431,770

TOTAL INCOME			21,096,160

Expenses:
Investment adviser fee		$1,498,510
Administrative personnel and services fee		225,849
Custodian fees		18,930
Transfer and dividend disbursing agent fees and expenses		59,387
Directors'/Trustees' fees		6,473
Auditing fees		16,595
Legal fees		23,369
Portfolio accounting fees		98,129
Distribution services fee--Institutional Service Shares		41,820
Shareholder services fee--Institutional Shares		707,435
Shareholder services fee--Institutional Service Shares		41,820
Share registration costs		35,446
Printing and postage		37,835
Insurance premiums		1,637
Miscellaneous		3,159

TOTAL EXPENSES		2,816,394

Waivers:
Waiver of investment adviser fee	$(363,771)
Waiver of distribution services fee--Institutional Service Shares	(15,055)
Waiver of shareholder services fee--Institutional Shares	(707,435)
Waiver of shareholder services fee--Institutional Service Shares	(26,765)

TOTAL WAIVERS		(1,113,026)

Net expenses			1,703,368

Net investment income			19,392,792

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(4,458,939)
Net change in unrealized depreciation of investments			(12,588,996)

Net realized and unrealized loss on investments			(17,047,935)

Change in net assets resulting from operations			$2,344,857

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,392,792	$11,918,718
Net realized gain (loss) on investments ($(4,459,630) and $548,291, respectively, as computed for federal tax purposes)	(4,458,939)	553,848
Net change in unrealized appreciation/depreciation	(12,588,996)	(3,196,353)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,344,857	9,276,213

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(18,312,786)	(11,439,982)
Institutional Service Shares	(1,040,735)	(499,158)
Distributions from net realized gains
Institutional Shares	(629,456)	(83,351)
Institutional Service Shares	(35,010)	(4,200)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,017,987)	(12,026,691)

Share Transactions:
Proceeds from sale of shares	119,391,787	119,291,368
Proceeds from shares issued in connection with the tax-free transfer of assets from Vermont National Bank, a Common Trust Fund	3,849,562	--
Net asset value of shares issued in connection with the acquisition of CCB Bond Fund	79,584,880	--
Net asset value of shares issued to shareholders in payment of distributions declared	4,636,595	3,073,325
Cost of shares redeemed	(110,015,628)	(67,819,828)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	97,447,196	54,544,865

Change in net assets	79,774,066	51,794,387

Net Assets:
Beginning of period	233,028,680	181,234,293

End of period (including distributions in excess of net investment income and undistributed net investment income of ($47,463) and $29,249, respectively)	$312,802,746	$233,028,680

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Intermediate Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

Effective July 19, 1999, the Fund received a tax-free transfer of assets from Vermont National Bank, a Common Trust Fund.

Fund Shares Issued	Common Trust Fund Net Asset Received	Unrealized Appreciation/ Depreciation[1]
389,238	$3,849,562	$15,443

1 Unrealized appreciation/depreciation is included in the Common Trust Funds net assets received.

On July 26, 1999, the Fund acquired all the net assets of CCB Bond Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 8,112,628 Institutional Shares of the Fund (valued at $79,584,880) for the 8,045,396 Shares of the Acquired Fund outstanding at July 26, 1999. The Acquired Fund's net assets of $79,590,157 (which consisted of $84,134,127 of Paid In Capital and $1,427,878 of unrealized depreciation; and $135,305 of net realized loss on investments) were combined with those of the Fund. The aggregate net assets of the Fund and the Acquired Fund immediately before the acquisition were $244,260,248 and $79,590,157, respectively. Immediately after the acquisition, the combined aggregate net assets of the Fund were $323,850,405.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investments in other open-end registered investment companies are valued at net asset value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust, (the "Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser (or an affiliate of the Fund's Adviser). The Core Trust is an open-end management company, registered under the Investment Company Act of 1940, available to only registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rate fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from the Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gains distributions, if any, from the Core Trust are declared and paid annually, and are recorded by the fund as capital gains received.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Trust, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividends and distributions to shareholders are recorded on the ex-dividend date. The Trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Trust based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to dividend redesignation. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain/Loss	Distributions in Excess of Net Investment Income
$(1)	$115,984	$(115,983)

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At April 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $1,141,628 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,141,628

Additionally, net capital losses of $3,269,119 attributable to security transactions incurred after October 31, 1999, are treated as arising on the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

Year Ended April 30	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,978,126	$105,935,864	10,386,832	$106,338,141
Shares issued in connection with the tax-free transfer of assets from Vermont National Bank, a Common Trust Fund	389,238	3,849,562	--	--
Shares issued in connection with the acquisition of CCB Bond Fund	8,112,628	79,584,880	--	--
Shares issued to shareholders in payment of distributions declared	393,124	3,795,046	261,456	2,678,552
Shares redeemed	(10,544,191)	(101,673,032)	(6,189,112)	(63,408,065)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,328,925	$91,492,320	4,459,176	$45,608,628

Year Ended April 30	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,388,440	$13,455,923	1,259,281	$12,953,227
Shares issued to shareholders in payment of distributions declared	87,253	841,549	38,583	394,773
Shares redeemed	(866,703)	(8,342,596)	(430,825)	(4,411,763)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	608,990	$5,954,876	867,039	$8,936,237

NET CHANGE RESULTING FROM SHARE TRANSACTION	9,937,915	$97,447,196	5,326,215	$54,544,865

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended April 30, 2000, were as follows:

Purchases	$163,989,424

Sales	$158,240,455

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED INTERMEDIATE INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Intermediate Income Fund (one of the portfolios constituting Federated Income Securities Trust) (the "Trust"), as of April 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
June 13, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SHARES


JUNE 30, 2000



A Statement of Additional Information (SAI) dated June 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Federated
Federated Intermediate Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-4577
Cusip 31420C407


3090804A-IS (6/00)


Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

PROSPECTUS

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide current income by investing in a diversified portfolio of investment grade securities, which are rated in one of the four highest categories by a nationally recognized statistical rating organization.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JUNE 30, 2000

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the
Fund Invests? 6

What are the Specific Risks of Investing in the Fund? 8

What Do Shares Cost? 9

How is the Fund Sold? 9

How to Purchase Shares 10

How to Redeem Shares 11

Account and Share Information 12

Who Manages the Fund? 13

Financial Information 14

Report of Ernst & Young LLP, Independent Auditors 37

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of corporate debt securities, U.S. government and privately issued mortgage backed securities, and U.S. treasury and agency securities. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk.

Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average maturity to between three and ten years and duration to between three and seven years. Maturity reflects the time until a fixed income security becomes payable. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund's Institutional Service Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 2.27%.


Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 6.62% (quarter ended June 30, 1995). Its lowest quarterly return was (2.28%) (quarter ended March 31, 1996).

Average Annual Total Return Table


The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers Government/Corporate Total Index ("LBGCTI"), Lehman Brothers Corporate Bond Total Index ("LBCBTI"), Lehman Brothers Intermediate Government/Corporate Index ("LBIGCI"), broad-based market indexes, and the Lipper Intermediate-Term Investment Grade Debt Funds Average ("LIIGDFA"), an average of funds with similar investment objectives. Total returns for indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period	Fund	LBGCTI	LBCBTI	LBIGCI	LIIGDFA
1 Year	(1.66%)	(2.15%)	(1.96%)	0.39%	(1.28%)
5 Years	7.23%	7.61%	8.18%	7.10%	7.87%
Start of Performance[1]	5.57%	5.72%	6.13%	5.59%	4.95%


1 The Fund's Institutional Service Shares start of performance date was December 20, 1993.



Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


What are the Fund's Fees and Expenses?

FEDERATED INTERMEDIATE INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee[4]	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.17%

1 Although not contractually obligated to do so, the Adviser, Distributor, and Shareholder Services Provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2000.

Total Waivers of Fund Expenses	0.37%
Total Actual Annual Fund Operating Expenses (after waivers)	0.80%

2 The Adviser voluntarily waived a portion of its management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.38% for the year ended April 30, 2000.

3 The Distribution (12b-1) Fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The Distribution (12b-1) Fee paid by the Fund's Institutional Service Shares (after the voluntary reduction) was 0.16% for the year ended April 30, 2000.

4 The Shareholder Services Fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The Shareholder Services Fee paid by the Fund's Institutional Service Shares (after the voluntary reduction) was 0.09% for the year ended April 30, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year	$	 119

3 Years	$	 372

5 Years	$	 644

10 Years	$	 1,420

What are the Fund's Investment Strategies?

The Adviser actively manages the Fund's portfolio seeking current income within the Fund's investment policy parameters for limiting credit risk and share price volatility attributable to interest rate risk. The Fund limits credit risk by investing exclusively in a diversified portfolio of investment grade fixed income securities, including corporate debt securities, U.S. government and privately issued mortgage backed securities, and U.S. treasury and agency securities. Investment grade securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization ("NRSRO"), or if unrated, of comparable quality as determined by the Adviser. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Fund's share price volatility attributable to interest rate risk is managed by maintaining, under normal market conditions, a dollar-weighted average portfolio duration of between three and seven years. Further, the dollar-weighted average portfolio maturity of the Fund will normally be between three and ten years.

Within the Fund's three to seven year portfolio duration range, the Adviser may seek to change the Fund's interest rate volatility exposure, by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.


In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income by selecting securities, within the Fund's credit quality range, that the Adviser expects will offer the best relative value. In other words, in selecting securities, the Adviser assesses whether the Fund will be adequately compensated for assuming the risks (such as credit risk) of a particular security by comparing the security to other securities without those risks. The Adviser continually analyzes a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) The security's projected spread is weighed against the security's credit risk (in the case of corporate securities and privately issued asset backed and mortgage backed securities) and its risk of prepayment (in the case of asset backed an d mortgage backed securities) in order to complete the analysis.


Corporate debt securities generally offer higher yields than U. S. government securities to compensate for credit risk. Similarly, asset and mortgage backed securities generally offer higher yields versus U.S. treasury securities and non-mortgage backed agency securities, to compensate for prepayment risk. The Adviser invests the Fund's portfolio seeking the higher relative returns of corporate debt securities and asset and mortgage-backed securities, when available, while maintaining appropriate portfolio diversification and attempting to limit the associated credit or prepayment risks.

The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser uses corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and financial condition to assess whether the security's credit risk is commensurate with its potential return.

The Adviser attempts to manage the Fund's prepayment risk by selecting asset and mortgage-backed securities with characteristics that make prepayment less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that securitize the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

TEMPORARY DEFENSIVE INVESTMENTS


The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.


The following describes the principal types of fixed income securities in which the Fund may invest.


Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.


Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.


Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Investment Ratings for Investment Grade Securities


The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.


What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

  Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.
  Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.


What Do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.


The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.


The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.


When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN


The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.


How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.


You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.


An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE


Wire Order Number, Dealer Number or Group Number


Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone


You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



By Mail



You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.



Send requests by mail to:


Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.


Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


THE FUND'S PORTFOLIO MANAGERS ARE:


Joseph M. Balestrino


Joseph M. Balestrino has been the Fund's Portfolio Manager since January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.



Christopher J. Smith



Christopher J. Smith has been the Fund's Portfolio Manager since June 2000. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.


Susan M. Nason


Susan M. Nason has been the Fund's Portfolio Manager since December 1993. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Financial Information


FINANCIAL HIGHLIGHTS


The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 37.

Year Ended April 30	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$10.07	$10.17	$ 9.79	$ 9.76	$ 9.55
Income From Investment Operations:
Net investment income	0.60	0.58	0.61	0.61	0.63
Net realized and unrealized gain (loss) on investments	(0.60)	(0.10)	0.38	0.04	0.21

TOTAL FROM INVESTMENT OPERATIONS	0.00	0.48	0.99	0.65	0.84

Less Distributions:
Distributions from net investment income	(0.60)	(0.58)	(0.61)	(0.61)	(0.63)
Distributions from net realized gain on investments	(0.02)	0.00 [1]	--	(0.01)	--

TOTAL DISTRIBUTIONS	(0.62)	(0.58)	(0.61)	(0.62)	(0.63)

Net Asset Value, End of Period	$ 9.45	$10.07	$10.17	$ 9.79	$ 9.76

Total Return[2]	0.05%	4.77%	10.31%	6.73%	8.86%

Ratios to Average Net Assets:

Expenses	0.80%	0.80%	0.80%	0.80%	0.80%

Net investment income	6.24%	5.64%	6.03%	6.21%	6.31%

Expense waiver/reimbursement[3]	0.37%	0.43%	0.47%	0.57%	0.85%

Supplemental Data:

Net assets, end of period (000 omitted)	$18,159	$13,204	$4,522	$790	$508

Portfolio turnover	54%	41%	44%	55%	66%

1 Amount represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

APRIL 30, 2000

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.2%
		Home Equity Loan--0.6%
$2,000,000		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	$1,865,312

		Credit Card--0.1%
500,000		Discover Card Trust 1996-3, Class B, 6.25%, 8/18/2008	466,407

		Structured Product (Abs)--0.9%
2,000,000	[1]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	1,897,186
112,558		Green Tree Home Equity Loan Trust 1999-A, Class B2A, 7.44%, 2/15/2029	112,713
500,000		Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023	490,970
300,000		Residential Funding Corp. 1993-S31, Class A7, 7.00%, 9/25/2023	284,724
35,780		The Money Store Home Equity Trust 1992-B, Class A, 6.90%, 7/15/2007	35,175

		TOTAL	2,820,768

		Utilities--0.6%
2,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Series 1997-1, Class A8, 6.48%, 12/26/2009	1,884,500

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,432,755)	7,036,987

		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Structured Product (Abs)--0.0%
91,495		Prudential Bache CMO Trust Series 8, Class F, 7.965%, 3/1/2019 (identified cost $96,670)	91,213

		CORPORATE BONDS--64.1%
		Aerospace & Defense--0.5%
1,500,000	[1]	British Aerospace Finance, Inc., 7.50%, 7/1/2027	1,436,937

		Air Transportation--1.3%
251,052		Continental Airlines, Inc., Pass Thru Cert., 7.73%, 3/15/2011	240,209
1,580,889		Continental Airlines, Inc., Pass Thru Cert., Series 1997-4 B, 6.90%, 1/2/2017	1,431,574
2,300,000		Delta Air Lines, Inc., Note, 8.30%, 12/15/2029	2,076,003
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	410,520

		TOTAL	4,158,306

		Automobile--1.0%
1,850,000		Dana Corp., Note, 6.25%, 3/1/2004	1,734,837
1,460,000		Hertz Corp., Sr. Note, 7.00%, 1/15/2028	1,268,871

		TOTAL	3,003,708

Principal Amount			Value
		CORPORATE BONDS--continued
		Banking--6.9%
$1,250,000		ABN-AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	$1,168,362
220,000		Bank One Corp., Sub. Note, 7.25%, 8/1/2002	218,211
100,000		Bank One Corp., Sub. Deb., 7.25%, 8/15/2004	97,948
250,000		Bank One Corp., Sr. Note, 8.10%, 3/1/2002	251,765
2,000,000		Banco Santander Central Hispano, S.A., Bank Guarantee, 7.875%, 4/15/2005	1,986,020
200,000		BankAmerica Corp., Sub. Note, 7.75%, 7/15/2002	200,904
200,000		BankAmerica Corp., Sub. Note, 8.375%, 3/15/2002	202,762
2,200,000		Barclays North America, Deb., 9.75%, 5/15/2021	2,342,428
10,000		Boatmen's Bancshares, Inc., Sub. Note, 9.25%, 11/1/2001	10,254
30,000		Central Fidelity Banks, Inc., Sub. Note, 8.15%, 11/15/2002	30,507
1,000,000		Chase Manhattan Corp., Sub. Note, 6.375%, 2/15/2008	917,660
2,000,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	1,742,654
40,000		Corestates Capital Corp., Sub. Note, 5.875%, 10/15/2003	37,814
1,000,000	[1]	Den Danske Bank Group, Note, 7.40%, 6/15/2010	982,100
30,000		First Union Corp., Sub. Note, 8.00%, 11/15/2002	30,234
1,000,000		J.P. Morgan & Co., Inc., Sub. Note, 6.70%, 11/1/2007	935,580
200,000	[1]	Korea Development Bank, 7.625%, 10/1/2002	197,337
3,150,000		National Bank of Canada, Montreal, Sub. Note, 8.125%, 8/15/2004	3,198,226
15,000		NationsBank Corp., Sub. Note, 7.625%, 4/15/2005	14,925
1,000,000		NationsBank Corp., Sub. Note, Series MTNF, 7.19%, 7/30/2012	957,090
715,000		PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007	669,547
4,000,000	[1]	Regional Diversified Funding, Sr. Note, 9.25%, 3/15/2030	3,968,724
30,000		Republic New York Corp., Sub. Note, 8.25%, 11/1/2001	30,320
200,000		SunTrust Bank, Inc., Sub. Note, 6.90%, 7/1/2007	191,470
255,000		SunTrust Bank, Inc., Note, 7.375%, 7/1/2002	253,720
15,000		SunTrust Bank, Inc., Sub. Note, 6.125%, 2/15/2004	14,230
1,000,000	[1]	Swedbank, Sub., 7.50%, 11/29/2049	924,145

		TOTAL	21,574,937

		Beverage & Tobacco--1.3%
2,000,000		Anheuser-Busch Cos., Inc., Sr. Note, 7.10%, 6/15/2007	1,946,280
100,000		Anheuser-Busch Cos., Inc., Unsecd. Note, 6.90%, 10/1/2002	98,825
1,000,000		Philip Morris Cos., Inc., Note, 7.125%, 8/15/2002	959,470
100,000		Philip Morris Cos., Inc., Note, 7.625%, 5/15/2002	97,205
1,000,000		Philip Morris Cos., Inc., Unsecd. Note, 9.00%, 1/1/2001	1,002,960

		TOTAL	4,104,740

Principal Amount			Value
		CORPORATE BONDS--continued
		Cable Television--1.9%
$3,500,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	$3,815,700
2,250,000		Cox Communications, Inc., MTN, 6.69%, 9/20/2004	2,131,762

		TOTAL	5,947,462

		Chemicals & Plastics--0.6%
1,500,000	[1]	Bayer Corp., Deb., 6.50%, 10/1/2002	1,472,580
40,000		Du Pont (E.I.) de Nemours & Co., Note, 8.125%, 3/15/2004	40,985
750,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	456,574
30,000		PPG Industries, Inc., Note, 6.50%, 11/1/2007	28,248

		TOTAL	1,998,387

		Conglomerates--0.3%
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	786,082

		Consumer Products--0.8%
2,250,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	2,231,550
100,000		Hershey Foods Corp., Note, 6.70%, 10/1/2005	96,829
300,000		Sara Lee Corp., Sr. Note, 6.00%, 1/15/2008	271,524

		TOTAL	2,599,903

		Ecological Services & Equipment--0.6%
175,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	150,031
2,000,000		WMX Technologies, Inc., Deb., 8.75%, 5/1/2018	1,762,080

		TOTAL	1,912,111

		Education--1.5%
3,425,000		Boston University, MTN, 7.625%, 7/15/2097	3,088,459
1,450,000		Columbia University, MTN, 8.62%, 2/21/2001	1,469,662

		TOTAL	4,558,121

		Electronics--0.8%
1,500,000		General Electric Financial Services, Inc., MTN, 9.18%, 12/30/2008	1,646,325
225,000		General Electric Financial Services, Inc., Sr. Note, 6.29%, 12/15/2001	222,240
115,000		International Business Machines Corp., 7.25%, 11/1/2002	114,775
500,000		International Business Machines Corp., Note, 6.45%, 8/1/2007	475,170
100,000		International Business Machines Corp., Unsecd. Note, 6.375%, 6/15/2000	100,052
15,000		Rockwell International Corp., Unsecd. Note, 6.625%, 6/1/2005	14,303

		TOTAL	2,572,865

		Finance - Automotive--1.7%
2,100,000		Ford Capital BV, Note, 9.375%, 5/15/2001	2,138,598
100,000		Ford Motor Credit Co., Note, 6.625%, 6/30/2003	97,251
Principal Amount			Value
		CORPORATE BONDS--continued
		Finance - Automotive--continued
$250,000		Ford Motor Credit Co., Note, 7.50%, 4/25/2001	$237,037
35,000		Ford Motor Credit Co., Note, 7.75%, 3/15/2005	34,887
100,000		Ford Motor Credit Co., Unsecd. Note, 8.00%, 6/15/2002	100,920
1,000,000		Ford Motor Credit Co., Unsub., 6.875%, 6/5/2001	994,969
485,000		General Motors Acceptance Corp., MTN, 7.50%, 5/25/2000	485,611
155,000		General Motors Acceptance Corp., Note, 7.00%, 9/15/2002	153,470
1,170,000		General Motors Acceptance Corp., Sr. Note, 5.75%, 11/10/2003	1,107,978

		TOTAL	5,350,721

		Finance - Retail--0.2%
50,000		Commercial Credit Co., Note, 5.55%, 2/15/2001	49,410
100,000		Household Finance Corp., Note, 6.125%, 8/15/2003	95,464
100,000		Household Finance Corp., Note, 7.00%, 9/15/2002	98,594
100,000		Household Finance Corp., Sr. Note, 7.25%, 8/15/2002	99,297
395,000		Sears Roebuck Acceptance Corp., MTN, 6.56%, 9/5/2000	394,376

		TOTAL	737,141

		Financial Intermediaries--6.3%
2,500,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	2,342,800
1,000,000		Donaldson, Lufkin and Jenrette Securities Corp., Sr. Note, 5.875%, 4/1/2002	964,410
1,000,000		Donaldson, Lufkin and Jenrette Securities Corp., Sr. Note, 6.50%, 6/1/2008	900,730
2,875,000		FINOVA Capital Corp., Note, 7.25%, 11/8/2004	2,664,004
175,000		Lehman Brothers Holdings, Inc., Bond, 7.00%, 5/15/2003	170,746
625,000		Lehman Brothers Holdings, Inc., Note, 6.90%, 1/29/2001	622,912
2,000,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	1,910,840
1,625,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	1,541,361
1,000,000		Merrill Lynch & Co., Inc., MTN, 7.20%, 10/15/2012	930,730
500,000		Merrill Lynch & Co., Inc., Note, 6.875%, 3/1/2003	491,240
15,000		Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	14,698
100,000		Merrill Lynch & Co., Inc., Note, 8.30%, 11/1/2002	101,804
1,000,000		Merrill Lynch & Co., Inc., Note, Series MTNB, 7.19%, 8/7/2012	924,350
920,000		Morgan Stanley Group, Inc., Deb., 9.375%, 6/15/2001	940,166
3,180,000		PaineWebber Group, Inc., 7.625%, 12/1/2009	3,022,399
1,000,000		PaineWebber Group, Inc., Sr. Note, 6.64%, 4/14/2010	883,680
50,000		Pitney Bowes Credit Corp., Unsecd. Note, 8.80%, 2/15/2003	51,696
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Intermediaries--continued
$100,000		Salomon Smith Barney Holdings, Inc., Note, Series C, 7.15%, 2/15/2003	$98,702
100,000		Salomon Smith Barney Holdings, Inc., Unsecd. Note, Series MTNG, 6.35%, 1/15/2004	95,835
5,000		Salomon, Inc., Note, 6.375%, 10/1/2004	4,756
10,000		Salomon, Inc., Note, 6.625%, 11/15/2003	9,700
200,000		Salomon, Inc., Sr. Note, 6.80%, 4/15/2003	195,598
30,000		Wells Fargo & Co., Note, 5.75%, 2/1/2003	28,730
928,981	[1]	World Financial, Pass Thru Cert., Series 96 WFP-B, 6.91%, 9/1/2013	876,276

		TOTAL	19,788,163

		Financial Services--1.0%
20,000		Associates Corp. of North America, Sr. Note, 6.00%, 6/15/2000	19,998
3,000,000		General Electric Capital Corp., MTN, 6.65%, 9/3/2002	2,960,400
10,000		Paccar Financial Corp., Sr. Note, 6.18%, 2/15/2001	9,926
100,000		U.S. Leasing International, Unsecd. Note, 6.625%, 5/15/2003	97,226

		TOTAL	3,087,550

		Food & Drug Retailers--1.0%
2,800,000		Kroger Co., Inc., 7.25%, 6/1/2009	2,578,968
500,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	472,930

		TOTAL	3,051,898

		Food Products--0.1%
5,000		Grand Metropolitan Investment Corp., 9.00%, 8/15/2011	5,446
300,000		Kraft General Foods, Inc., Deb., 6.00%, 6/15/2001	295,704

		TOTAL	301,150

		Forest Products--1.6%
1,500,000		Donohue Forest Products, 7.625%, 5/15/2007	1,480,425
1,000,000		Fort James Corp., Deb., 8.375%, 11/15/2001	1,010,820
300,000		Fort James Corp., Sr. Note, 6.234%, 3/15/2001	298,341
310,000		Fort James Corp., Sr. Note, 7.65%, 12/26/2000	310,995
1,000,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	1,050,030
25,000		Union Camp Corp., Note, 6.50%, 11/15/2007	22,843
750,000		Westvaco Corp., Deb., 7.75%, 2/15/2023	725,505
25,000		Weyerhaeuser Co., Deb., 9.05%, 2/1/2003	25,797

		TOTAL	4,924,756

		Health Services--0.3%
1,000,000		Aetna Services, Inc., Company Guarantee, 6.75%, 8/15/2001	984,300

Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial Products & Equipment--0.0%
$10,000		Air Products & Chemicals, Inc., Note, 7.375%, 5/1/2005	$9,716
30,000		Dresser Industries, Inc., Note, 6.25%, 6/1/2000	30,016
25,000		Ingersoll-Rand Co., Note, 6.51%, 12/1/2004	23,749
10,000		Ingersoll-Rand Co., Note, 6.60%, 8/1/2000	10,002

		TOTAL	73,483

		Insurance--5.1%
500,000		CIGNA Corp., Sr. Note, 7.40%, 1/15/2003	486,665
500,000		Conseco, Inc., Note, 6.40%, 2/10/2003	315,625
1,750,000		Conseco, Inc., Sr. Note, 10.50%, 12/15/2004	1,104,688
1,975,000		Continental Corp., Unsecd. Note, 7.25%, 3/1/2003	1,892,741
4,200		Equitable Cos., Inc., Sr. Note, 6.75%, 12/1/2000	4,182
2,000,000	[1]	Equitable Life, Note, 7.70%, 12/1/2015	1,943,640
4,000,000		GEICO Corp., Deb., 9.15%, 9/15/2021	4,237,760
25,000		ITT Hartford Group, Inc., Note, 8.30%, 12/1/2001	25,230
15,000		Lincoln National Corp., Note, 7.625%, 7/15/2002	14,923
250,000		MBIA Insurance Corp., Deb., 9.00%, 2/15/2001	253,110
900,000		Provident Cos., Inc., Bond, 7.405%, 3/15/2038	717,516
2,000,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	1,940,060
1,000,000		St. Paul Cos., Inc., MTN, Series MTNB, 7.29%, 8/28/2007	956,870
2,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	2,070,859

		TOTAL	15,963,869

		Leisure & Entertainment--2.3%
3,250,000		International Speedway Corp., 7.875%, 10/15/2004	3,165,598
800,000		Paramount Communications, Inc., Sr. Note, 7.50%, 1/15/2002	800,416
3,200,000		Viacom, Inc., Sr. Deb., 8.25%, 8/1/2022	3,087,424
40,000		Walt Disney Co., Bond, 6.375%, 3/30/2001	39,698

		TOTAL	7,093,136

		Metals & Mining--2.1%
3,000,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	2,959,590
2,265,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	2,226,110
875,000		Noranda, Inc., Deb., 8.625%, 7/15/2002	877,135
750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	646,619

		TOTAL	6,709,454

Principal Amount			Value
		CORPORATE BONDS--continued
		Oil & Gas--4.1%
$10,000		Atlantic Richfield Co., Deb., 9.125%, 3/1/2011	$11,109
1,000,000		Global Marine, Inc., Sr. Note, 7.125%, 9/1/2007	947,310
3,300,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	3,078,405
3,250,000	[1]	Pemex Finance Ltd., 9.03%, 2/15/2011	3,287,115
1,000,000		Sun Co., Inc., 9.00%, 11/1/2024	1,054,070
2,450,000		Tosco Corp., 8.125%, 2/15/2030	2,355,087
2,000,000	[1]	Yosemite Securities Trust I, Bond, 8.25%, 11/15/2004	1,973,500

		TOTAL	12,706,596

		Pharmaceutical--0.1%
250,000		American Home Products Corp., Note, 7.90%, 2/15/2005	251,598
100,000		Lilly (Eli) & Co., Unsecd. Note, 6.25%, 3/15/2003	97,268

		TOTAL	348,866

		Printing & Publishing--1.1%
3,250,000		News America Holdings, Inc., 10.125%, 10/15/2012	3,485,398

		Rail Industry--0.6%
869,539		Atchison Topeka & SF RR, Equip. Trust, 6.55%, 1/6/2013	805,828
1,000,000		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	974,920

		TOTAL	1,780,748

		Real Estate--1.2%
3,150,000		New Plan Excel Realty Trust, MTN, 7.40%, 9/15/2009	2,872,958
900,000		Storage USA, Deb., 7.50%, 12/1/2027	776,322

		TOTAL	3,649,280

		Retailers--7.6%
3,000,000		Dayton-Hudson Corp., Deb., 10.00%, 12/1/2000	3,051,990
350,000		Dayton-Hudson Corp., Deb., 8.50%, 12/1/2022	349,864
15,000		Dillard Investment, Deb., 9.25%, 2/1/2001	15,214
2,500,000		Federated Department Stores, Inc., Sr. Note, 10.00%, 2/15/2001	2,549,200
2,200,000		Harcourt General, Inc., Sr. Note, 6.70%, 8/1/2007	1,982,420
2,000,000		May Department Stores Co., Deb., 8.125%, 8/15/2035	1,954,180
500,000		May Department Stores Co., Deb., 9.875%, 6/15/2021	531,850
3,000,000		Safeway, Inc., Note, 7.25%, 9/15/2004	2,916,870
2,000,000		Sears, Roebuck & Co., MTN, 10.00%, 2/3/2012	2,230,360
3,000,000		TJX Cos., Inc., 7.45%, 12/15/2009	2,867,700
1,750,000		Target Corp., 7.50%, 2/15/2005	1,740,935
Principal Amount			Value
		CORPORATE BONDS--continued
		Retailers--continued
$50,000		Wal-Mart Stores, Inc., Note, 8.625%, 4/1/2001	$50,737
565,000		Wal-Mart Stores, Inc., Note, 9.10%, 7/15/2000	568,249
2,850,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	2,747,258
200,000		Wal-Mart Stores, Inc., Unsecd. Note, 6.50%, 6/1/2003	195,290

		TOTAL	23,752,117

		Services--0.1%
500,000		Olsten Corp., Sr. Note, 7.00%, 3/15/2006	443,970

		Sovereign Government--1.8%
1,000,000		Quebec, Province of, Deb., 9.125%, 8/22/2001	1,020,006
200,000		Quebec, Province of, 11.00%, 6/15/2015	208,824
2,250,000		Quebec, Province of, Deb., Series NN, 7.125%, 2/9/2024	2,097,180
1,000,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	1,223,270
1,000,000		Victoria Public Authority, Local Gov't. Guarantee, 8.25%, 1/15/2002	1,018,016

		TOTAL	5,567,296

		Supranational--0.3%
1,100,000		Corp Andina De Fomento, Sr. Note, 7.75%, 3/1/2004	1,095,996

		Technology Services--1.3%
3,750,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	4,068,750

		Telecommunications & Cellular--3.6%
2,000,000		AT&T Corp., Global Bond, 6.00%, 3/15/2009	1,784,720
250,000		Bell Atlantic-New Jersey, Deb., 5.875%, 2/1/2004	237,368
1,850,000		BellSouth Telecommunications, Inc., Note, 6.00%, 6/15/2002	1,789,080
15,000		Chesapeake & Potomac Telephone Co. of VA, Deb., 6.75%, 5/1/2008	14,330
50,000		Chesapeake & Potomac Telephone Co. of Washington D.C., Deb., 7.00%, 2/1/2009	48,031
100,000		GTE Southwest, Inc., Deb., 6.54%, 12/1/2005	94,425
410,000		Lucent Technologies, Inc., Note, 6.90%, 7/15/2001	408,930
650,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	739,375
2,000,000		MetroNet Escrow Corp., Sr. Note, 10.625%, 11/1/2008	2,262,500
15,000		New England Telephone & Telegraph, Deb., 6.125%, 10/1/2006	13,872
800,000		New England Telephone & Telegraph, Deb., 8.625%, 8/1/2001	812,520
100,000		New York Telephone Co., Unsecd. Note, 6.25%, 2/15/2004	95,384
115,000		Ohio Bell Telephone Co., Unsecd. Note, 6.125%, 5/15/2003	111,633
3,125,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	2,910,656

		TOTAL	11,322,824

Principal Amount			Value
		CORPORATE BONDS--continued
		Utilities--3.1%
$15,000		Bell Atlantic Corp., Deb., 6.75%, 5/1/2008	$14,358
250,000		Consolidated Edison Co., Deb., Series 92B, 7.625%, 3/1/2004	247,683
1,600,000	[1]	Edison Mission Holding Co., Sr. Secd. Note, 8.734%, 10/1/2026	1,516,640
1,250,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,096,150
1,000,000		Gulf States Utilities, 1st Mtg. Bond, Series 2005B, 6.77%, 8/1/2005	954,890
750,000	[1]	Israel Electric Corp. Ltd., 8.25%, 10/15/2009	740,693
1,500,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	1,367,745
400,000	[1]	Israel Electric Corp. Ltd., Sr. Secd. Note, 7.75%, 3/1/2009	384,138
100,000		Louisiana Power & Light Co., 1st Mtg. Bond, 7.50%, 11/1/2002	99,401
30,000		Michigan Consolidated Gas, 1st Mtg. Bond, 6.80%, 6/15/2003	29,679
180,000		Minnesota Power and Light Co., 1st Mtg. Bond, 7.75%, 6/1/2007	178,279
25,000		Pacific Gas & Electric Co., 1st Ref. Mtg., 6.75%, 12/1/2000	25,025
1,000,000		Pacific Gas & Electric Co., Unsecd. Note, Series B, 7.75%, 6/30/2004	1,007,230
1,200,000		Puget Sound Energy, Inc., MTN, 7.02%, 12/1/2027	1,032,348
100,000		Reliant Energy, Inc., Collateral Trust, Series C, 6.50%, 4/21/2003	95,447
5,000		Sonat, Inc., Note, 6.875%, 6/1/2005	4,761
1,000,000	[1]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	764,370

		TOTAL	9,558,837

		TOTAL CORPORATE BONDS (IDENTIFIED COST $208,788,229)	200,499,858

		U.S. GOVERNMENT AGENCIES--12.9%
		U.S. Government Agencies--12.9%
100,000		Federal Home Loan Bank System, 6.00%, 6/30/2003	96,110
1,000,000		Federal Home Loan Bank System, 6.10%, 4/7/2003	965,910
1,000,000		Federal Home Loan Bank System, 6.11%, 4/17/2003	965,940
1,750,000		Federal Home Loan Bank System, 6.00%, 5/17/2006	1,625,785
1,000,000		Federal Home Loan Bank System, 6.00%, 7/7/2004	949,980
1,000,000		Federal Home Loan Bank System, 6.14%, 5/11/2005	949,520
2,000,000		Federal Home Loan Bank System, 6.23%, 6/1/2005	1,905,420
1,000,000		Federal Home Loan Bank System, 7.00%, 12/15/2009	944,320
1,500,000		Federal Home Loan Bank System, 7.00%, 7/16/2009	1,429,050
200,000		Federal Home Loan Bank System, Series BC01, 5.71%, 7/13/2001	196,670
4,000,000		Federal Home Loan Mortgage Corp., Deb., 6.22%, 3/18/2008	3,690,360
2,500,000		Federal Home Loan Mortgage Corp., Deb., 6.35%, 7/17/2008	2,309,950
2,500,000		Federal Home Loan Mortgage Corp., Deb., 8.05%, 4/5/2010	2,457,775
Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--continued
		U.S. Government Agencies--continued
$2,000,000		Federal Home Loan Mortgage Corp., Deb., 8.29%, 9/30/2009	$1,985,460
1,333,000		Federal Home Loan Mortgage Corp., Series 1228H, 7.00%, 2/15/2022	1,282,413
400,000		Federal Home Loan Mortgage Corp., Series 1324VE, 7.00%, 8/15/2008	397,956
1,470,000		Federal Home Loan Mortgage Corp., Series 1468M, 7.00%, 1/15/2010	1,449,449
1,000,000		Federal Home Loan Mortgage Corp., Series 24, Class VB, 6.50%, 7/25/2010	944,790
150,000		Federal National Mortgage Association, MTN, 6.25%, 12/13/2002	147,089
1,650,000		Federal National Mortgage Association, MTN, 6.71%, 7/24/2001	1,641,866
1,500,000		Federal National Mortgage Association, MTN, Series B, 7/9/2012	577,860
2,500,000		Federal National Mortgage Association, MTN, Series MTN, 6.00%, 4/17/2006	2,327,975
1,000,000		Federal National Mortgage Association, Series 1992-124, Class D, 7.00%, 4/25/2010	955,490
2,000,000		Federal National Mortgage Association, Series 1993-139, Class KD, 7.00%, 7/25/2006	1,966,260
845,547		Federal National Mortgage Association, Series 1994-79, Class G, 7.00%, 11/25/2004	838,419
1,000,000		Federal National Mortgage Association, Series 1996-68, Class VC, 6.50%, 9/18/2010	929,210
1,000,000		Federal National Mortgage Association, Series G93-31, Class H, 7.00%, 2/25/2013	943,560
500,000		Federal National Mortgage Association, 8.25%, 12/18/2000	505,535
4,000,000		Federal National Mortgage Association, Unsecd. Note, 6.65%, 11/7/2007	3,839,200
200,000		Federal National Mortgage Association, Unsecd. Note, 7.15%, 5/26/2004	196,514
500,000		Financial Assistance Corp., 9.20%, 9/27/2005	504,535
500,000		Tennessee Valley Authority, 6.125%, 7/15/2003	480,445

		TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $43,431,469)	40,400,816

		MUNICIPALS--3.2%
		Education--0.4%
1,100,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	1,136,718

		Municipal Services--2.8%
1,250,000		Atlanta & Fulton County, GA, Recreation Authority, Taxable Revenue Bonds, Series 1997, 7.00% Bonds (Downtown Arena Project)/(FSA INS), 12/1/2028	1,117,588
1,325,000		Kansas City, MO, Redevelopment Authority, 7.65% Bonds (Auditorium Project), (FSA INS), 11/1/2018	1,286,602
2,000,000		McKeesport, PA, Taxable GO, Series B 1997, 7.30% Bonds (MBIA INS), 3/1/2020	1,860,280
1,000,000		Miami Florida Revenue Pension Obligation, 7.20% Bonds (AMBAC INS), 12/1/2025	915,360
1,500,000		Minneapolis/St. Paul, MN, Airport Commission, UT GO Taxable Revenue Bonds, Series 9, 8.95% Bonds, 1/1/2022	1,578,795
1,000,000		Pittsburgh, PA, Urban Redevelopment Authority, 9.07% Bonds (CGIC GTD), 9/1/2014	1,082,400
Principal Amount or Shares			Value
		MUNICIPALS--continued
		Municipal Services--continued
$1,000,000		St. Johns County, FL, Convention Center, Taxable Municipal Revenue Bonds, 8.00% Bonds (FSA INS), 1/1/2026	$994,710

		TOTAL	8,835,735

		TOTAL MUNICIPALS (IDENTIFIED COST $10,331,622)	9,972,453

		PREFERRED STOCKS--1.5%
		Financial Intermediaries--1.1%
70,000		Citigroup, Inc., Cumulative Pfd.	3,360,000

		Telecommunications & Cellular--0.4%
6,100		AT&T Corp., Pfd.	151,738
40,000		AT&T Corp., Pfd., $2.50	1,030,000

		TOTAL	1,181,738

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,560,940)	4,541,738

		MUTUAL FUNDS--11.9%[2]
$3,943,182		Federated Mortgage Core Portfolio (identified cost $38,528,700)	37,341,935

		REPURCHASE AGREEMENT--3.3%[3]
10,190,000		Salomon Brothers, Inc., 5.85%, dated 4/28/2000, due 5/1/2000 (at amortized cost)	10,190,000

		TOTAL INVESTMENTS (IDENTIFIED COST $323,360,385)[4]	$310,075,000

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At April 30, 2000, these securities amounted to $28,200,619 which represents 9.02% of net assets.

2 Pursuant to an Exemptive order, the Fund may invest in Federated Core Trust (the "Trust") which is also managed by Federated Investment Management Company, the Fund's advisor. The Trust is an open-end management investment company under the Investment Company Act of 1940 available to only registered investment companies and other institutional investors. High Yield Bond Portfolio and Federated Mortgage Core Portfolio (the "Portfolios") are two series of the Trust. Federated receives no fees on behalf of the Portfolios. Income distributions from the Portfolios are declared daily and paid monthly. Income distributions earned by the Fund are recorded as dividend income in the accompanying financial statements.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreements is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $323,408,768. The net unrealized depreciation of investments on a federal tax basis amounts to $13,333,768 which is comprised of $311,615 appreciation and $13,645,383 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($312,802,746) at April 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CGIC	--Capital Guaranty Insurance Corporation
CMO	--Collateralized Mortgage Obligation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
MBIA	--Municipal Bond Investors Assurance
MTN	--Medium Term Note
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000

Assets:
Total investments in securities, at value (identified cost $323,360,385 and tax cost $323,408,768)		$310,075,000
Cash		4,304
Income receivable		5,445,817
Receivable for shares sold		245,467

TOTAL ASSETS		315,770,588

Liabilities:
Payable for shares redeemed	$1,500,470
Income distribution payable	1,411,485
Accrued expenses	55,887

TOTAL LIABILITIES		2,967,842

Net assets for 33,087,431 shares outstanding		$312,802,746

Net Assets Consist of:
Paid in capital		$330,594,724
Net unrealized depreciation of investments[1]		(13,285,385)
Accumulated net realized loss on investments		(4,459,130)
Distributions in excess of net investment income		(47,463)

TOTAL NET ASSETS		$312,802,746

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$294,644,119 ÷ 31,166,701 shares outstanding		$9.45

Institutional Service Shares:
$18,158,627 ÷ 1,920,730 shares outstanding		$9.45

1 Includes ($1,412,435) of unrealized depreciation at July 19, 1999 and July 26, 1999, related to a tax-free transfer of assets from Vermont National Bank, a Common Trust Fund, and the acquisition of CCB Bond Fund, respectively.

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED APRIL 30, 2000

Investment Income:
Dividends			$2,664,390
Interest			18,431,770

TOTAL INCOME			21,096,160

Expenses:
Investment adviser fee		$1,498,510
Administrative personnel and services fee		225,849
Custodian fees		18,930
Transfer and dividend disbursing agent fees and expenses		59,387
Directors'/Trustees' fees		6,473
Auditing fees		16,595
Legal fees		23,369
Portfolio accounting fees		98,129
Distribution services fee--Institutional Service Shares		41,820
Shareholder services fee--Institutional Shares		707,435
Shareholder services fee--Institutional Service Shares		41,820
Share registration costs		35,446
Printing and postage		37,835
Insurance premiums		1,637
Miscellaneous		3,159

TOTAL EXPENSES		2,816,394

Waivers:
Waiver of investment adviser fee	$(363,771)
Waiver of distribution services fee--Institutional Service Shares	(15,055)
Waiver of shareholder services fee--Institutional Shares	(707,435)
Waiver of shareholder services fee--Institutional Service Shares	(26,765)

TOTAL WAIVERS		(1,113,026)

Net expenses			1,703,368

Net investment income			19,392,792

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(4,458,939)
Net change in unrealized depreciation of investments			(12,588,996)

Net realized and unrealized loss on investments			(17,047,935)

Change in net assets resulting from operations			$2,344,857

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,392,792	$11,918,718
Net realized gain (loss) on investments ($(4,459,130) and $548,291, respectively, as computed for federal tax purposes)	(4,458,939)	553,848
Net change in unrealized appreciation/depreciation	(12,588,996)	(3,196,353)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,344,857	9,276,213

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(18,312,786)	(11,439,982)
Institutional Service Shares	(1,040,735)	(499,158)
Distributions from net realized gains
Institutional Shares	(629,456)	(83,351)
Institutional Service Shares	(35,010)	(4,200)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,017,987)	(12,026,691)

Share Transactions:
Proceeds from sale of shares	119,391,787	119,291,368
Proceeds from shares issued in connection with the tax-free transfer of assets from Vermont National Bank, a Common Trust Fund	3,849,562	--
Net asset value of shares issued in connection with the acquisition of CCB Bond Fund	79,584,880	--
Net asset value of shares issued to shareholders in payment of distributions declared	4,636,595	3,073,325
Cost of shares redeemed	(110,015,628)	(67,819,828)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	97,447,196	54,544,865

Change in net assets	79,774,066	51,794,387

Net Assets:
Beginning of period	233,028,680	181,234,293

End of period (including distributions in excess of net investment income and undistributed net investment income of ($47,463) and $29,249, respectively)	$312,802,746	$233,028,680

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Intermediate Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

Effective July 19, 1999, the Fund received a tax-free transfer of assets from Vermont National Bank, a Common Trust Fund.

Fund Shares Issued	Common Trust Fund Net Asset Received	Unrealized Appreciation/ Depreciation[1]
389,238	$3,849,562	$15,443

1 Unrealized appreciation/depreciation is included in the Common Trust Funds net assets received.

On July 26, 1999, the Fund acquired all the net assets of CCB Bond Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 8,112,628 Institutional Shares of the Fund (valued at $79,584,880) for the 8,045,396 Shares of the Acquired Fund outstanding at July 26, 1999. The Acquired Fund's net assets of $79,590,157 (which consisted of $84,134,127 of Paid In Capital and $1,427,878 of unrealized depreciation; and $135,305 of net realized loss on investments) were combined with those of the Fund. The aggregate net assets of the Fund and the Acquired Fund immediately before the acquisition were $244,260,248 and $79,590,157, respectively. Immediately after the acquisition, the combined aggregate net assets of the Fund were $323,850,405.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investments in other open-end registered investment companies are valued at net asset value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust, (the "Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser (or an affiliate of the Fund's Adviser). The Core Trust is an open-end management company, registered under the Investment Company Act of 1940, available to only registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rate fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from the Core Trust are declared and paid annually, and are recor ded by the fund as capital gains received.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Trust, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividends and distributions to shareholders are recorded on the ex-dividend date. The Trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Trust based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to dividend redesignation. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain/Loss	Distributions in Excess of Net Investment Income/ Undistributed Net Investment Income
$(1)	$115,984	$(115,983)

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At April 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $1,141,628 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,141,628

Additionally, net capital losses of $3,269,119 attributable to security transactions incurred after October 31, 1999, are treated as arising on the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

Year Ended April 30	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,978,126	$105,935,864	10,386,832	$106,338,141
Shares issued in connection with the tax-free transfer of assets from Vermont National Bank, a Common Trust Fund	389,238	3,849,562	--	--
Shares issued in connection with the acquisition of CCB Bond Fund	8,112,628	79,584,880	--	--
Shares issued to shareholders in payment of distributions declared	393,124	3,795,046	261,456	2,678,552
Shares redeemed	(10,544,191)	(101,673,032)	(6,189,112)	(63,408,065)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,328,925	$91,492,320	4,459,176	$45,608,628

Year Ended April 30	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,388,440	$13,455,923	1,259,281	$12,953,227
Shares issued to shareholders in payment of distributions declared	87,253	841,549	38,583	394,773
Shares redeemed	(866,703)	(8,342,596)	(430,825)	(4,411,763)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	608,990	$5,954,876	867,039	$8,936,237

NET CHANGE RESULTING FROM SHARE TRANSACTION	9,937,915	$97,447,196	5,326,215	$54,544,865

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended April 30, 2000, were as follows:

Purchases	$163,989,424

Sales	$158,240,455

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED INTERMEDIATE INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Intermediate Income Fund (one of the portfolios constituting Federated Income Securities Trust) (the "Trust"), as of April 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
June 13, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SERVICE SHARES


JUNE 30, 2000



A Statement of Additional Information (SAI) dated June 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Federated
Federated Intermediate Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-4577
Cusip 31420C506


3090804A-SS (6/00)


Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

PROSPECTUS

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SHARES

A mutual fund seeking to provide current income by investing primarily in a diversified portfolio of short and medium-term high grade debt securities.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JUNE 30, 2000


CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4


What are the Principal Securities in Which the
Fund Invests? 6



What are the Specific Risks of Investing in the Fund? 8



What Do Shares Cost? 10



How is the Fund Sold? 10



How to Purchase Shares 11



How to Redeem Shares 12



Account and Share Information 13



Who Manages the Fund? 14



Financial Information 15



Report of Ernst & Young LLP, Independent Auditors 30


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of U.S. government and privately issued mortgage backed and asset backed securities, corporate debt securities, and U.S. treasury and agency securities. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk.


Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average duration within a range of one to two years (and, in any event, to not more than three years). Duration measures the price sensitivity of a fixed income security to changes in interest rates.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 1.84%.


Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 6.04% (quarter ended March 31, 1991). Its lowest quarterly return was (1.27%) (quarter ended December 31, 1990).

Average Annual Total Return Table


The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch Total Return Investment Grade Corporates Index (Short-Term 1-2.99 Years) ("MLTRIGCI"), a broad-based market index and the Lipper Short Investment Grade Debt Funds Average ("LSIGDFA"), an average of funds with similar investment objectives. Total returns for indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period	Fund	MLTRIGCI	LSIGDFA
1 Year	3.66%	3.90%	2.91%
5 Years	6.39%	7.11%	6.72%
10 Years	5.83%	7.33%	5.16%


Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.84%

1 Although not contractually obligated to do so, the Adviser and Shareholder Service Provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2000.

Total Waivers of Fund Expenses	0.28%
Total Actual Annual Fund Operating Expenses (after waivers)	0.56%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after voluntary waiver) was 0.37% for the year ended April 30, 2000.

3 The Shareholder Services Fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The Shareholder Services Fee paid by the Fund's Institutional Shares (after the voluntary reduction) was 0.00% for the year ended April 30, 2000.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year	$86

3 Years	$268

5 Years	$466

10 Years	$1,037

What are the Fund's Investment Strategies?

The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of U.S. government and privately issued mortgage backed and asset backed securities; corporate debt securities; and U.S. treasury and agency securities. Investment grade securities are those rated BBB or higher by a nationally recognized statistical rating organization (NRSRO). In addition, at least 65% of the Fund's securities must be rated A or higher (or, for short-term instruments, in one of the two highest rating categories) by a NRSRO. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. treasury security with a comparable average life.) The security's projected spread is weighed against the spread the security can currently be purchased for, as well as the security's risk of prepayment (in the case of asset backed and mortgage backed securities) and its credit risk (in the case of corporate securities and privately issued asset backed and mortgage backed securities) in order to complete the analysis.

Asset and mortgage backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus U.S. treasury securities and non-mortgage backed agency securities to compensate for this prepayment risk as well as any credit risk which might be present in the security. Similarly, corporate debt securities, which tend to pay off on a predetermined schedule, generally offer higher yields than treasury and agency securities to compensate for credit risk. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns of asset and mortgage backed securities and corporate debt securities, while attempting to limit the associated prepayment or credit risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting asset and mortgage backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser analyzes a variety of factors, including macroeconomic analysis and corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes the issuer's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return.


In addition to managing the Fund's portfolio to seek enhanced current income while minimizing prepayment and credit risk, the Adviser also seeks to limit the magnitude of fluctuation of the value of the Fund's shares. The Adviser attempts to manage price fluctuation by limiting the Fund's dollar weighted average duration within a range of one to two years and, in any event, to no greater than three years.


The Adviser may lengthen or shorten duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions in analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

TEMPORARY DEFENSIVE INVESTMENTS


The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.


The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.


Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.


Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.


COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. As with CMOs, the cash flows of asset backed securities may be highly structured.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES


The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.


What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the premium received for accepting this risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

  Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.
  Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

What Do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.


The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.


The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary capacity. Shares are also made available to public and private organizations or to individuals, directly or through investment professionals.


The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.


You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.


An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone


You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.


If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.


Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


THE FUND'S PORTFOLIO MANAGERS ARE:

Randall S. Bauer


Randall S. Bauer has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.


Robert E. Cauley


Robert E. Cauley has been the Fund's Portfolio Manager since March 1999. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Financial Information


FINANCIAL HIGHLIGHTS


The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 30.

Year Ended April 30	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 8.67	$ 8.74	$ 8.68	$ 8.68	$ 8.61
Income From Investment Operations:
Net investment income	0.53	0.52	0.52	0.54	0.57
Net realized and unrealized gain (loss) investments	(0.15)	(0.07)	0.06	0.01	0.07

TOTAL FROM INVESTMENT OPERATIONS	0.38	0.45	0.58	0.55	0.64

Less Distributions:
Distributions from net investment income	(0.53)	(0.52)	(0.52)	(0.54)	(0.57)
Distributions in excess of net investment income[1]	--	--	--	(0.01)	--

TOTAL DISTRIBUTIONS	(0.53)	(0.52)	(0.52)	(0.55)	(0.57)

Net Asset Value, End of Period	$ 8.52	$ 8.67	$ 8.74	$ 8.68	$ 8.68

Total Return[2]	4.52%	5.25%	6.88%	6.53%	7.51%

Ratios to Average Net Assets:

Expenses	0.56%	0.56%	0.56%	0.56%	0.56%

Net investment income	6.23%	5.88%	5.96%	6.21%	6.43%

Expense waiver/reimbursement[3]	0.28%	0.28%	0.28%	0.28%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$189,395	$188,773	$197,610	$214,438	$216,675

Portfolio turnover	44%	54%	49%	55%	77%

1 Distributions in excess of net investment income for the year ended April 30, 1997 was the result of certain book and tax timing differences. This distribution did not represent a return of capital for federal income tax purposes for the year ended April 30, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

APRIL 30, 2000

Principal Amount			Value
		CORPORATE BONDS/ASSET-BACKED SECURITIES--54.8%
		Automobile--8.6%
$649,475		AFG Receivables Trust 1997-B, Class B, 6.40%, 2/15/2003	$647,584
2,000,000		Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	1,871,820
429,026		Household Automobile Revolving Trust I 1998-1, Class B1, 6.30%, 5/17/2005	422,456
1,556,551		Key Auto Finance Trust 1999-1, 7.08%, 1/15/2007	1,528,338
2,470,058		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	2,473,578
5,000,000		Olympic Automobile Receivables Trust 1996-C, Class A5, 7.00%, 3/15/2004	5,002,925
985,399		The CIT Group Securitization Corp. II, Class B, 6.45%, 6/15/2018	980,649
4,500,000		Toyota Auto Receivables 1999-A Owner Trust, Class C, 6.70%, 8/16/2004	4,486,500
25,337		World Omni Automobile Lease Securitization Trust 1997-A, Class A3, 6.85%, 6/25/2003	25,337

		TOTAL	17,439,187

		Banking--2.4%
1,000,000	[1]	J.P. Morgan & Co., Inc., Sub. Note, 5.965%, 8/19/2002	974,174
2,000,000		Mercantile Bancorporation, Inc., 6.80%, 6/15/2001	1,986,100
2,000,000		National Australia Bank, Ltd., Melbourne, Sub. Note, Series A, 6.40%, 12/10/2007	1,924,960

		TOTAL	4,885,234

		Credit Card--14.9%
3,000,000		American Express Credit Account Master Trust 1997-1, Class A, 6.40%, 4/15/2005	2,936,760
2,289,074	[2]	Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1, 6.25%, 12/1/2003	2,218,971
5,000,000	[1]	Bridgestone/Firestone Master Trust 1996-1, Class B, 6.49%, 7/1/2003	4,993,950
2,000,000		Chemical Master Credit Card Trust I 1995-3, Class A, 6.23%, 4/15/2005	1,960,000
4,730,000		Circuit City Credit Card Master Trust 1995-1, Class A, 6.375%, 8/15/2005	4,719,689
1,300,000	[2]	Circuit City Credit Card Master Trust 2000-1, Class CTF, 7.33%, 2/15/2006	1,320,572
2,000,000		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	1,943,260
927,500		Household Affinity Credit Card Master Trust I 1993-2, Class A, 5.60%, 5/15/2002	926,127
5,000,000		MBNA Master Credit Card Trust 1999-I, Class A, 6.40%, 1/18/2005	4,904,750
3,000,000		Providian Master Trust 1997-4, Class B, 6.45%, 6/15/2007	2,919,240
466,667		Spiegel Master Trust 1994-B, Class A, 8.15%, 6/15/2004	467,656
1,000,000		Standard Credit Card Master Trust I, 1994-4, Class A, 8.25%, 11/7/2003	1,015,950

		TOTAL	30,326,925

Principal Amount			Value
		CORPORATE BONDS/ASSET-BACKED SECURITIES--continued
		Financial Intermediaries--3.3%
$1,000,000		Donaldson, Lufkin and Jenrette Securities Corp., Sr. Note, 5.875%, 4/1/2002	$964,410
1,500,000		Lehman Brothers Holdings, Inc., Medium Term Note, 6.375%, 3/15/2001	1,486,455
2,400,000		Lehman Brothers Holdings, Inc., Note, 6.125%, 7/15/2003	2,280,696
2,000,000		Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	1,922,440

		TOTAL	6,654,001

		Home Equity Loan--8.7%
2,000,000	[2]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	1,897,186
884,677		Advanta Home Equity Loan Trust 1992-1, Class A, 7.875%, 9/25/2008	883,275
1,000,000		Chase Funding Mortgage Loan 1999-1, Class IIB, 8.895%, 6/25/2028	1,029,610
2,000,000		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	1,957,970
2,000,000		Cityscape Home Equity Loan Trust 1997-1, Class M1, 7.58%, 3/25/2018	1,932,010
1,475,047	[2]	ContiMortgage Home Equity Loan Trust 1993-3, Class A2, 5.54%, 7/15/2020	1,367,185
551,170	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 6.37%, 1/15/2028	547,553
2,000,000		ContiMortgage Home Equity Loan Trust 1997-1, Class A7, 7.32%, 9/15/2021	1,985,000
528,074		ContiMortgage Home Equity Loan Trust 1997-3, Class A5, 7.01%, 8/15/2013	526,094
854		CWABS Asset Backed Certificates 1996-1, Class A-2, 6.525%, 2/25/2014	851
1,000,000		Green Tree Home Equity Loan Trust 1999-A, Class A3, 5.98%, 4/15/2018	966,040
250,128		Green Tree Home Equity Loan Trust 1999-A, Class B2A, 7.44%, 2/15/2029	250,473
1,177,245		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	1,130,891
1,000,000		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	935,125
2,363,000		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	2,203,866

		TOTAL	17,613,129

		Manufactured Housing--7.5%
820,040		BankAmerica Manufactured Housing Contract Trust 1996-1, Class A3, 6.95%, 10/10/2026	821,700
4,000,000		Green Tree Financial Corp. 1993-2, Class A4, 6.90%, 7/15/2018	3,930,400
2,000,000		Green Tree Financial Corp. 1996-2, Class B-1, 7.55%, 4/15/2027	1,954,620
4,000,000	[2]	Merit Securities Corp., 12-1, Class B, 7.98%, 7/28/2033	3,647,500
3,000,000		Merit Securities Corp., 13, Class A4, 7.88%, 12/28/2033	2,964,375
138,642		Merrill Lynch Mortgage Investors, Inc. 1991-I, Class A, 7.65%, 1/15/2012	138,351
1,971,658	[1,2]	Merrill Lynch Mortgage Investors, Inc., 2000-FFI, Class BB, 8.00%, 3/1/2031	1,917,437

		TOTAL	15,374,383

Principal Amount			Value
		CORPORATE BONDS/ASSET-BACKED SECURITIES--continued
		Other Asset Backed--4.0%
$626,658	[1,2]	Bosque Asset Corp., Series 1, Class 1, 7.66%, 6/5/2002	$620,392
3,250,000		California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1, Class A-3, 6.17%, 3/25/2003	3,247,432
1,287,923	[1]	Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	1,259,427
260,000		Copelco Capital Funding Corp. X 1997-A, Class A4, 6.47%, 4/20/2005	258,966
7,659,445	[2]	FMAC Loan Receivables Trust 1997-A, Class A-X, 2.805%, 4/15/2019	818,603
438,576		NationsCredit Grantor Trust 1997-1, Class A, 6.75%, 8/15/2013	438,423
1,500,000	[1]	Saxon Asset Securities Trust 1999-1, Class BV1, 8.90%, 2/25/2029	1,511,940

		TOTAL	8,155,183

		State/Provincial--2.5%
5,000,000		Province of Manitoba, 9.50%, 10/1/2000	5,048,900

		Supranational--1.6%
1,700,000		Corp Andina De Fomento, Bond, 7.10%, 2/1/2003	1,668,023
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 7/21/2000	1,502,220

		TOTAL	3,170,243

		Technology Services--0.8%
1,500,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	1,627,500

		Telecommunications & Cellular--0.5%
1,000,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	1,137,500

		TOTAL CORPORATE BONDS/ASSET-BACKED SECURITIES (IDENTIFIED COST $113,741,283)	111,432,185

		MORTGAGE BACKED SECURITIES--32.5%
		Commercial Mortgage Backed Securities--2.7%
8,649,723		First Union Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class IO, 1.2934%, 4/18/2027	485,120
4,000,000	[1,2]	K Mart CMBS Financing, Inc., Series 1997-1, Class C, 6.83%, 3/1/2007	3,981,340
1,000,000	[1,2]	Nomura Depositor Trust Commercial Mortgage Pass-Thru 1998-STI, Class A-3, 6.71%, 1/15/2003	989,312

		TOTAL	5,455,772

Principal Amount			Value
		MORTGAGE BACKED SECURITIES--continued
		Non-Government Agency Mortgage Backed Securities--29.8%
$721,521	[1,2]	Bayview Financial Acquisition Trust, 1998-1, Class MF2, 6.97%, 5/25/2029	$690,406
637,423	[1,2]	Bayview Financial Acquisition Trust, 1998-1, Class MII1, 6.895%, 5/25/2029	624,575
1,700,004	[2]	Bayview Financial Acquisition Trust, 1998-1, Class MI1, 7.52%, 5/25/2029	1,588,352
3,702,300	[1,2]	C-BASS ABS, L.L.C., Series 1997-1, Class A-1, 6.9577%, 2/1/2017	3,676,846
644,744		GE Capital Mortgage Services, Inc., Series 1994-27, Class A3, 6.50%, 7/25/2024	638,790
4,851,076		GE Capital Mortgage Services, Inc., Series 1995-11, Class B1, 7.50%, 12/25/2025	4,731,594
1,031,401		GE Capital Mortgage Services, Inc., Series 1996-3, Class A1, 7.00%, 3/25/2026	1,025,569
271,994		GE Capital Mortgage Services, Inc., Series 1998-11, Class 1A1, 6.75%, 6/25/2028	269,534
2,119,746	[1,2]	Greenwich Capital Acceptance 1991-4, 8.57%, 7/1/2019	2,119,746
2,218,997	[1]	Greenwich Capital Acceptance, Series 1993-AFCI, Class B1, 6.6639%, 9/25/2023	2,200,529
705,329	[1]	Greenwich Capital Acceptance 1993-LB2, Class A1, 7.75%, 8/25/2023	708,377
427,504	[1]	Greenwich Capital Acceptance 1993-LB3, Class A1, 7.90%, 1/25/2024	430,249
3,337,194	[1]	Greenwich Capital Acceptance 1994-C, Class B1, 6.7445%, 1/25/2025	3,308,571
188,352	[2]	Long Beach Federal Savings Bank, Series 1992-3, Class A, 9.60%, 6/15/2022	188,066
3,070,000	[1]	Mellon Residential Funding Corp., Series 1998-TBC1, Class B1, 6.5951%, 10/25/2028	2,954,393
2,598,831	[2]	Option One Mortgage Securities, Series C 1999-4, Class CTF, 9.67%, 12/26/2029	2,567,157
4,342,615		PNC Mortgage Securities Corp., Series 1999-5 2A-1, Class 2A1, 6.75%, 7/25/2029	4,130,178
1,222,652		Prudential Home Mortgage Securities, Series 1992-5, Class A6, 7.50%, 4/25/2007	1,198,737
2,000,000		Residential Accredit Loans, Inc., Series 1997-QS12, Class A6, 7.25%, 11/25/2027	1,922,500
741,502		Residential Asset Securitization Trust, Series 1997-A2, Class A3, 9.00%, 4/25/2027	741,154
7,500,000		Residential Asset Securitization Trust, Series 1997-A7, Class A5, 7.50%, 9/25/2027	7,489,650
1,294,661	[1]	Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	1,242,603
4,000,000		Salomon Brothers Mortgage Sec. VII 1999-NC2, Class M3, 9.395%, 4/25/2029	4,007,500
3,000,000	[1]	Salomon Brothers Mortgage Sec. VII 1999-3, Class M3, 9.395%, 5/25/2029	3,005,625
9,629,781		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	9,129,573

		TOTAL	60,590,274

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $67,568,460)	66,046,046

Principal Amount			Value
		GOVERNMENT AGENCIES MORTGAGE BACKED SECURITIES--3.7%
$2,000,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	$1,813,080
1,525,896		GNMA, Pool 354754, 7.50%, 2/15/2024	1,505,388
3,842,557		GNMA, Pool 780360, 11.00%, 9/15/2015	4,195,611

		TOTAL GOVERNMENT AGENCIES MORTGAGE BACKED SECURITIES (IDENTIFIED COST $7,864,067)	7,514,079

		U.S. TREASURY NOTES--4.6%
500,000		Note, 5.625%, 5/15/2008	475,260
3,000,000		Note, 5.75%, 11/15/2000	2,991,720
4,000,000		Note, 5.875%, 9/30/2002	3,931,440
1,000,000		Note, 6.00%, 8/15/2009	977,040
935,000		Note, 6.625%, 5/15/2007	941,180

		TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $9,574,735)	9,316,640

		REPURCHASE AGREEMENT--4.1%[3]
8,345,000		Salomon Brothers, Inc., 5.85%, dated 4/28/2000, due 5/1/2000 (at amortized cost)	8,345,000

		TOTAL INVESTMENTS (IDENTIFIED COST $207,093,545)[4]	$202,653,950

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At April 30, 2000, these securities amounted to $30,233,646 which represents 14.9% of net assets.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $207,093,545. The net unrealized depreciation of investments on a federal tax basis amounts to $4,439,595 which is comprised of $147,422 appreciation and $4,587,017 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($203,393,267) at April 30, 2000.

The following acronym is used throughout this portfolio:

IO	--Interest Only

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000

Assets:
Total investments in securities, at value (identified and tax cost $207,093,545)		$202,653,950
Cash		566
Income receivable		1,433,422
Receivable for investments sold		118,827
Receivable for shares sold		90,137

TOTAL ASSETS		204,296,902

Liabilities:
Payable for shares redeemed	$157,407
Income distribution payable	741,784
Accrued expenses	4,444

TOTAL LIABILITIES		903,635

Net assets for 23,882,348 shares outstanding		$203,393,267

Net Assets Consist of:
Paid in capital		$228,048,343
Net unrealized depreciation of investments		(4,439,595)
Accumulated net realized loss on investments		(19,945,638)
Distributions in excess of net investment income		(269,843)

TOTAL NET ASSETS		$203,393,267

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$189,394,698 ÷ 22,238,627 shares outstanding		$8.52

Institutional Service Shares:
$13,998,569 ÷ 1,643,721 shares outstanding		$8.52

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED APRIL 30, 2000

Investment Income:
Interest			$14,706,068

Expenses:
Investment adviser fee		$866,191
Administrative personnel and services fee		163,194
Custodian fees		15,960
Transfer and dividend disbursing agent fees and expenses		93,330
Directors'/Trustees' fees		4,641
Auditing fees		16,389
Legal fees		6,244
Portfolio accounting fees		66,721
Distribution services fee--Institutional Service Shares		55,739
Shareholder services fee--Institutional Shares		485,630
Shareholder services fee--Institutional Service Shares		55,739
Share registration costs		26,211
Printing and postage		28,233
Insurance premiums		1,862
Miscellaneous		2,078

TOTAL EXPENSES		1,888,162

Waivers:
Waiver of investment adviser fee	$(69,191)
Waiver of distribution services fee--Institutional Service Shares	(53,510)
Waiver of shareholder services fee--Institutional Shares	(485,630)
Waiver of shareholder services fee--Institutional Service Shares	(2,230)

TOTAL WAIVERS		(610,561)

Net expenses			1,277,601

Net investment income			13,428,467

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			26,733
Net change in unrealized depreciation of investments			(3,957,814)

Net realized and unrealized gain (loss) on investments			(3,931,081)

Change in net assets resulting from operations			$9,497,386

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,428,467	$12,386,835
Net realized gain (loss) on investments ($(496,189) and $(159,370), respectively, as computed for federal tax purposes)	26,733	(473,737)
Net change in unrealized appreciation/depreciation	(3,957,814)	(1,277,233)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,497,386	10,635,865

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,980,899)	(11,460,278)
Institutional Service Shares	(1,334,302)	(1,046,067)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,315,201)	(12,506,345)

Share Transactions:
Proceeds from sale of shares	84,879,137	107,517,949
Net asset value of shares issued to shareholders in payment of distributions declared	4,703,745	4,068,684
Cost of shares redeemed	(95,927,697)	(108,552,678)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,344,815)	3,033,955

Change in net assets	(10,162,630)	1,163,475

Net Assets:
Beginning of period	213,555,897	212,392,422

End of period (including distributions in excess of net investment income $(269,843) and $(379,061), respectively)	$203,393,267	$213,555,897

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to provide current income. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund/Trust based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain/Loss
$(4,105,766)	$4,105,766

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At April 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $19,945,494, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$ 669,532

2003	5,572,713

2004	10,784,773

2005	1,566,031

2006	696,886

2007	159,370

2008	496,189

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at April 30, 2000 is as follows:

Security	Acquisition Date	Acquisition Cost
Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1	1/9/1997	$ 2,148,973

Bayview Financial Acquisition Trust, 1998-1, Class MF2	5/14/1998	$ 720,016

Bayview Financial Acquisition Trust, 1998-1, Class MII1	3/12/1999	$ 601,108

Bayview Financial Acquisition Trust, 1998-1, Class MI1	12/8/1998	$1,695,969

Bosque Asset Corp., Series 1, Class 1	6/19/1997	$ 619,238

C-BASS ABS, L.L.C., Series 1997-1, Class A-1	2/25/1997	$ 3,717,340

Circuit City Credit Card Master Trust 2000-1, Class CTF	2/23/2000	$1,300,000

ContiMortgage Home Equity Loan Trust, 1993-3, Class A2	2/7/2000	$1,301,589

FMAC Loan Receivables Trust, 1997-A, Class A-X	6/16/1997	$1,072,954

Greenwich Capital Acceptance Corp. 1991-4	1/7/1993	$2,128,745

K Mart CMBS Financing, Inc., Series 1997-1, Class C	2/27/1997	$4,000,000

Long Beach Federal Savings Bank, Series 1992-3	6/29/1992	$ 186,744

Merit Securities Corp., 12-1, Class B	5/18/1999	$3,904,276

Merrill Lynch Mortgage Investors, Inc., Class BB	4/13/2000	$1,922,782

Nomura Depositor Trust Commercial Mortgage Pass-Thru, 1998-ST1, Class A-3	2/3/1998	$1,000,000

125 Home Loan Owner Trust, 1998-1A, Class M2	7/30/1998	$1,999,062

Option One Mortgage Securities, Series C 1999-4, Class CTF	11/10/1999	$2,598,831

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended April 30	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,911,953	$76,361,992	9,621,324	$84,107,769
Shares issued to shareholders in payment of distributions declared	444,065	3,796,683	403,569	3,521,511
Shares redeemed	(8,900,987)	(76,116,228)	(10,846,334)	(94,780,480)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	455,031	$4,042,447	(821,441)	$(7,151,200)

Year Ended April 30	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	992,483	$8,517,145	2,684,133	$23,410,180
Shares issued to shareholders in payment of distributions declared	106,036	907,062	62,720	547,173
Shares redeemed	(2,314,778)	(19,811,469)	(1,577,954)	(13,772,198)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,216,259)	$(10,387,262)	1,168,899	$10,185,155

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(761,228)	$(6,344,815)	347,458	$3,033,955

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Service Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, (and in-kind contributions), for the period ended April 30, 2000, were as follows:

Purchases	$89,592,404

Sales	$98,633,344


Report of Ernst & Young LLP, Independent Auditors



TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED SHORT-TERM INCOME FUND:



We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Short-Term Income Fund (one of the portfolios constituting Federated Income Securities Trust) (the "Trust"), as of April 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.



Ernst & Young LLP



Boston, Massachusetts
June 13, 2000


Federated
World-Class Investment Manager

PROSPECTUS

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SHARES


JUNE 30, 2000



A Statement of Additional Information (SAI) dated June 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Federated
Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-4577
Cusip 31420C209


1111903A-IS (6/00)


Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

PROSPECTUS

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide current income by investing primarily in a diversified portfolio of short and medium-term high grade debt securities.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JUNE 30, 2000


CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4


What are the Principal Securities in Which the
Fund Invests? 6



What are the Specific Risks of Investing in the Fund? 8



What Do Shares Cost? 10



How is the Fund Sold? 10



How to Purchase Shares 11



How to Redeem Shares 12



Account and Share Information 14



Who Manages the Fund? 14



Financial Information 15



Report of Ernst & Young LLP, Independent Auditors 30


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of U.S. government and privately issued mortgage backed and asset backed securities, corporate debt securities, and U.S. treasury and agency securities. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk.


Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average duration within a range of one to two years (and, in any event, to not more than three years). Duration measures the price sensitivity of a fixed income security to changes in interest rates.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 1.77%.


Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 3.77% (quarter ended June 30, 1995). Its lowest quarterly return was (0.70%) (quarter ended June 30, 1994).

Average Annual Total Return Table


The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch Total Return Investment Grade Corporates Index (Short-Term 1-2.99 Years) ("MLTRIGCI"), a broad-based market index, and the Lipper Short Investment Grade Debt Funds Average ("LSIGDFA"), an average of funds with similar investment objectives. Total returns for indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period	Fund	MLTRIGCI	LSIGDFA
1 Year	3.41%	3.90%	2.91%
5 Years	6.13%	7.11%	6.72%
Start of Performance[1]	5.14%	7.33%	6.89%

1 The Fund's Institutional Service Shares start of performance date was January 24, 1992.


Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee[4]	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.09%

1 Although not contractually obligated to do so, the Adviser, Distributor, and Shareholder Service Provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2000.

Total Waivers of Fund Expenses	0.28%
Total Actual Annual Fund Operating Expenses (after waivers)	0.81%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after voluntary waiver) was 0.37% for the year ended April 30, 2000.

3 The Distribution (12b-1) Fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The Distribution (12b-1) Fee paid by the Fund's Institutional Service Shares (after the voluntary reduction) was 0.01% for the year ended April 30, 2000.

4 The Shareholder Services Fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The Shareholder Services Fee paid by the Fund's Institutional Service Shares (after the voluntary reduction) was 0.24% for the year ended April 30, 2000.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year	$111

3 Years	$347

5 Years	$601

10 Years	$1,329

What are the Fund's Investment Strategies?

The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of U.S. government and privately issued mortgage backed and asset backed securities; corporate debt securities; and U.S. treasury and agency securities. Investment grade securities are those rated BBB or higher by a nationally recognized statistical rating organization (NRSRO). In addition, at least 65% of the Fund's securities must be rated A or higher (or, for short-term instruments, in one of the two highest rating categories) by a NRSRO. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. treasury security with a comparable average life.) The security's projected spread is weighed against the spread the security can currently be purchased for, as well as the security's risk of prepayment (in the case of asset backed and mortgage backed securities) and its credit risk (in the case of corporate securities and privately issued asset backed and mortgage backed securities) in order to complete the analysis.

Asset and mortgage backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus U.S. treasury securities and non-mortgage backed agency securities to compensate for this prepayment risk as well as any credit risk which might be present in the security. Similarly, corporate debt securities, which tend to pay off on a predetermined schedule, generally offer higher yields than treasury and agency securities to compensate for credit risk. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns of asset and mortgage backed securities and corporate debt securities, while attempting to limit the associated prepayment or credit risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting asset and mortgage backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser analyzes a variety of factors, including macroeconomic analysis and corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes the issuer's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return.


In addition to managing the Fund's portfolio to seek enhanced current income while minimizing prepayment and credit risk, the Adviser also seeks to limit the magnitude of fluctuation of the value of the Fund's shares. The Adviser attempts to manage price fluctuation by limiting the Fund's dollar weighted average duration to within a range of one to two years and, in any event, to no greater than three years.


The Adviser may lengthen or shorten duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions in analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.


The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.


Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.


Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.


COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. As with CMOs, the cash flows of asset backed securities may be highly structured.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Investment Ratings for Investment Grade Securities


The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.


What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the premium received for accepting this risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Prepayment Risks

  Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.
  Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

What Do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.


The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.


The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.


When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.


You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.


An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone


You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.



If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.


By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.
  A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.


Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


THE FUND'S PORTFOLIO MANAGERS ARE:

Randall S. Bauer


Randall S. Bauer has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.


Robert E. Cauley


Robert E. Cauley has been the Fund's Portfolio Manager since March 1999. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS


The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 30.

Year Ended April 30	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 8.67	$ 8.74	$ 8.68	$ 8.68	$ 8.61
Income From Investment Operations:
Net investment income	0.51	0.50	0.50	0.53	0.54
Net realized and unrealized gain (loss) on investments	(0.15)	(0.07)	0.06	--	0.07

TOTAL FROM INVESTMENT OPERATIONS	0.36	0.43	0.56	0.53	0.61

Less Distributions:
Distributions from net investment income	(0.51)	(0.50)	(0.50)	(0.53)	(0.54)

Net Asset Value, End of Period	$ 8.52	$ 8.67	$ 8.74	$ 8.68	$ 8.68

Total Return[1]	4.26%	4.99%	6.61%	6.27%	7.25%

Ratios to Average Net Assets:

Expenses	0.81%	0.81%	0.81%	0.81%	0.81%

Net investment income	5.94%	5.63%	5.73%	5.96%	6.17%

Expense waiver/reimbursement[2]	0.28%	0.28%	0.28%	0.28%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$13,999	$24,783	$14,783	$17,586	$16,346

Portfolio turnover	44%	54%	49%	55%	77%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

APRIL 30, 2000

Principal Amount			Value
		CORPORATE BONDS/ASSET-BACKED SECURITIES--54.8%
		Automobile--8.6%
$649,475		AFG Receivables Trust 1997-B, Class B, 6.40%, 2/15/2003	$647,584
2,000,000		Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	1,871,820
429,026		Household Automobile Revolving Trust I 1998-1, Class B1, 6.30%, 5/17/2005	422,456
1,556,551		Key Auto Finance Trust 1999-1, 7.08%, 1/15/2007	1,528,338
2,470,058		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	2,473,578
5,000,000		Olympic Automobile Receivables Trust 1996-C, Class A5, 7.00%, 3/15/2004	5,002,925
985,399		The CIT Group Securitization Corp. II, Class B, 6.45%, 6/15/2018	980,649
4,500,000		Toyota Auto Receivables 1999-A Owner Trust, Class C, 6.70%, 8/16/2004	4,486,500
25,337		World Omni Automobile Lease Securitization Trust 1997-A, Class A3, 6.85%, 6/25/2003	25,337

		TOTAL	17,439,187

		Banking--2.4%
1,000,000	[1]	J.P. Morgan & Co., Inc., Sub. Note, 5.965%, 8/19/2002	974,174
2,000,000		Mercantile Bancorporation, Inc., 6.80%, 6/15/2001	1,986,100
2,000,000		National Australia Bank, Ltd., Melbourne, Sub. Note, Series A, 6.40%, 12/10/2007	1,924,960

		TOTAL	4,885,234

		Credit Card--14.9%
3,000,000		American Express Credit Account Master Trust 1997-1, Class A, 6.40%, 4/15/2005	2,936,760
2,289,074	[2]	Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1, 6.25%, 12/1/2003	2,218,971
5,000,000	[1]	Bridgestone/Firestone Master Trust 1996-1, Class B, 6.49%, 7/1/2003	4,993,950
2,000,000		Chemical Master Credit Card Trust I 1995-3, Class A, 6.23%, 4/15/2005	1,960,000
4,730,000		Circuit City Credit Card Master Trust 1995-1, Class A, 6.375%, 8/15/2005	4,719,689
1,300,000	[2]	Circuit City Credit Card Master Trust 2000-1, Class CTF, 7.33%, 2/15/2006	1,320,572
2,000,000		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	1,943,260
927,500		Household Affinity Credit Card Master Trust I 1993-2, Class A, 5.60%, 5/15/2002	926,127
5,000,000		MBNA Master Credit Card Trust 1999-I, Class A, 6.40%, 1/18/2005	4,904,750
3,000,000		Providian Master Trust 1997-4, Class B, 6.45%, 6/15/2007	2,919,240
466,667		Spiegel Master Trust 1994-B, Class A, 8.15%, 6/15/2004	467,656
1,000,000		Standard Credit Card Master Trust I, 1994-4, Class A, 8.25%, 11/7/2003	1,015,950

		TOTAL	30,326,925

Principal Amount			Value
		CORPORATE BONDS/ASSET-BACKED SECURITIES--continued
		Financial Intermediaries--3.3%
$1,000,000		Donaldson, Lufkin and Jenrette Securities Corp., Sr. Note, 5.875%, 4/1/2002	$964,410
1,500,000		Lehman Brothers Holdings, Inc., Medium Term Note, 6.375%, 3/15/2001	1,486,455
2,400,000		Lehman Brothers Holdings, Inc., Note, 6.125%, 7/15/2003	2,280,696
2,000,000		Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	1,922,440

		TOTAL	6,654,001

		Home Equity Loan--8.7%
2,000,000	[2]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	1,897,186
884,677		Advanta Home Equity Loan Trust 1992-1, Class A, 7.875%, 9/25/2008	883,275
1,000,000		Chase Funding Mortgage Loan 1999-1, Class IIB, 8.895%, 6/25/2028	1,029,610
2,000,000		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	1,957,970
2,000,000		Cityscape Home Equity Loan Trust 1997-1, Class M1, 7.58%, 3/25/2018	1,932,010
1,475,047	[2]	ContiMortgage Home Equity Loan Trust 1993-3, Class A2, 5.54%, 7/15/2020	1,367,185
551,170	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 6.37%, 1/15/2028	547,553
2,000,000		ContiMortgage Home Equity Loan Trust 1997-1, Class A7, 7.32%, 9/15/2021	1,985,000
528,074		ContiMortgage Home Equity Loan Trust 1997-3, Class A5, 7.01%, 8/15/2013	526,094
854		CWABS Asset Backed Certificates 1996-1, Class A-2, 6.525%, 2/25/2014	851
1,000,000		Green Tree Home Equity Loan Trust 1999-A, Class A3, 5.98%, 4/15/2018	966,040
250,128		Green Tree Home Equity Loan Trust 1999-A, Class B2A, 7.44%, 2/15/2029	250,473
1,177,245		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	1,130,891
1,000,000		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	935,125
2,363,000		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	2,203,866

		TOTAL	17,613,129

		Manufactured Housing--7.5%
820,040		BankAmerica Manufactured Housing Contract Trust 1996-1, Class A3, 6.95%, 10/10/2026	821,700
4,000,000		Green Tree Financial Corp. 1993-2, Class A4, 6.90%, 7/15/2018	3,930,400
2,000,000		Green Tree Financial Corp. 1996-2, Class B-1, 7.55%, 4/15/2027	1,954,620
4,000,000	[2]	Merit Securities Corp., 12-1, Class B, 7.98%, 7/28/2033	3,647,500
3,000,000		Merit Securities Corp., 13, Class A4, 7.88%, 12/28/2033	2,964,375
138,642		Merrill Lynch Mortgage Investors, Inc. 1991-I, Class A, 7.65%, 1/15/2012	138,351
1,971,658	[1,2]	Merrill Lynch Mortgage Investors, Inc., 2000-FFI, Class BB, 8.00%, 3/1/2031	1,917,437

		TOTAL	15,374,383

Principal Amount			Value
		CORPORATE BONDS/ASSET-BACKED SECURITIES--continued
		Other Asset Backed--4.0%
$626,658	[1,2]	Bosque Asset Corp., Series 1, Class 1, 7.66%, 6/5/2002	$620,392
3,250,000		California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1, Class A-3, 6.17%, 3/25/2003	3,247,432
1,287,923	[1]	Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	1,259,427
260,000		Copelco Capital Funding Corp. X 1997-A, Class A4, 6.47%, 4/20/2005	258,966
7,659,445	[2]	FMAC Loan Receivables Trust 1997-A, Class A-X, 2.805%, 4/15/2019	818,603
438,576		NationsCredit Grantor Trust 1997-1, Class A, 6.75%, 8/15/2013	438,423
1,500,000	[1]	Saxon Asset Securities Trust 1999-1, Class BV1, 8.90%, 2/25/2029	1,511,940

		TOTAL	8,155,183

		State/Provincial--2.5%
5,000,000		Province of Manitoba, 9.50%, 10/1/2000	5,048,900

		Supranational--1.6%
1,700,000		Corp Andina De Fomento, Bond, 7.10%, 2/1/2003	1,668,023
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 7/21/2000	1,502,220

		TOTAL	3,170,243

		Technology Services--0.8%
1,500,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	1,627,500

		Telecommunications & Cellular--0.5%
1,000,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	1,137,500

		TOTAL CORPORATE BONDS/ASSET-BACKED SECURITIES (IDENTIFIED COST $113,741,283)	111,432,185

		MORTGAGE BACKED SECURITIES--32.5%
		Commercial Mortgage Backed Securities--2.7%
8,649,723		First Union Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class IO, 1.2934%, 4/18/2027	485,120
4,000,000	[1,2]	K Mart CMBS Financing, Inc., Series 1997-1, Class C, 6.83%, 3/1/2007	3,981,340
1,000,000	[1,2]	Nomura Depositor Trust Commercial Mortgage Pass-Thru 1998-STI, Class A-3, 6.71%, 1/15/2003	989,312

		TOTAL	5,455,772

Principal Amount			Value
		MORTGAGE BACKED SECURITIES--continued
		Non-Government Agency Mortgage Backed Securities--29.8%
$721,521	[1,2,3]	Bayview Financial Acquisition Trust, 1998-1, Class MF2, 6.97%, 5/25/2029	$690,406
637,423	[1,2]	Bayview Financial Acquisition Trust, 1998-1, Class MII1, 6.895%, 5/25/2029	624,575
1,700,004	[2]	Bayview Financial Acquisition Trust, 1998-1, Class MI1, 7.52%, 5/25/2029	1,588,352
3,702,300	[1,2]	C-BASS ABS, L.L.C., Series 1997-1, Class A-1, 6.9577%, 2/1/2017	3,676,846
644,744		GE Capital Mortgage Services, Inc., Series 1994-27, Class A3, 6.50%, 7/25/2024	638,790
4,851,076		GE Capital Mortgage Services, Inc., Series 1995-11, Class B1, 7.50%, 12/25/2025	4,731,594
1,031,401		GE Capital Mortgage Services, Inc., Series 1996-3, Class A1, 7.00%, 3/25/2026	1,025,569
271,994		GE Capital Mortgage Services, Inc., Series 1998-11, Class 1A1, 6.75%, 6/25/2028	269,534
2,119,746	[1,2]	Greenwich Capital Acceptance 1991-4, 8.57%, 7/1/2019	2,119,746
2,218,997	[1]	Greenwich Capital Acceptance, Series 1993-AFCI, Class B1, 6.6639%, 9/25/2023	2,200,529
705,329	[1]	Greenwich Capital Acceptance 1993-LB2, Class A1, 7.75%, 8/25/2023	708,377
427,504	[1]	Greenwich Capital Acceptance 1993-LB3, Class A1, 7.90%, 1/25/2024	430,249
3,337,194	[1]	Greenwich Capital Acceptance 1994-C, Class B1, 6.7445%, 1/25/2025	3,308,571
188,352	[2]	Long Beach Federal Savings Bank, Series 1992-3, Class A, 9.60%, 6/15/2022	188,066
3,070,000	[1]	Mellon Residential Funding Corp., Series 1998-TBC1, Class B1, 6.5951%, 10/25/2028	2,954,393
2,598,831	[2]	Option One Mortgage Securities, Series C 1999-4, Class CTF, 9.67%, 12/26/2029	2,567,157
4,342,615		PNC Mortgage Securities Corp., Series 1999-5 2A-1, Class 2A1, 6.75%, 7/25/2029	4,130,178
1,222,652		Prudential Home Mortgage Securities, Series 1992-5, Class A6, 7.50%, 4/25/2007	1,198,737
2,000,000		Residential Accredit Loans, Inc., Series 1997-QS12, Class A6, 7.25%, 11/25/2027	1,922,500
741,502		Residential Asset Securitization Trust, Series 1997-A2, Class A3, 9.00%, 4/25/2027	741,154
7,500,000		Residential Asset Securitization Trust, Series 1997-A7, Class A5, 7.50%, 9/25/2027	7,489,650
1,294,661	[1]	Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	1,242,603
4,000,000		Salomon Brothers Mortgage Sec. VII 1999-NC2, Class M3, 9.395%, 4/25/2029	4,007,500
3,000,000	[1]	Salomon Brothers Mortgage Sec. VII 1999-3, Class M3, 9.395%, 5/25/2029	3,005,625
9,629,781		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	9,129,573

		TOTAL	60,590,274

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $67,568,460)	66,046,046

Principal Amount			Value
		GOVERNMENT AGENCIES MORTGAGE BACKED SECURITIES--3.7%
$2,000,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	$1,813,080
1,525,896		GNMA, Pool 354754, 7.50%, 2/15/2024	1,505,388
3,842,557		GNMA, Pool 780360, 11.00%, 9/15/2015	4,195,611

		TOTAL GOVERNMENT AGENCIES MORTGAGE BACKED SECURITIES (IDENTIFIED COST $7,864,067)	7,514,079

		U.S. TREASURY NOTES--4.6%
500,000		Note, 5.625%, 5/15/2008	475,260
3,000,000		Note, 5.75%, 11/15/2000	2,991,720
4,000,000		Note, 5.875%, 9/30/2002	3,931,440
1,000,000		Note, 6.00%, 8/15/2009	977,040
935,000		Note, 6.625%, 5/15/2007	941,180

		TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $9,574,735)	9,316,640

		REPURCHASE AGREEMENT--4.1%[3]
8,345,000		Salomon Brothers, Inc., 5.85%, dated 4/28/2000, due 5/1/2000 (at amortized cost)	8,345,000

		TOTAL INVESTMENTS (IDENTIFIED COST $207,093,545)[4]	$202,653,950

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At April 30, 2000, these securities amounted to $30,233,646 which represents 14.9% of net assets.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $207,093,545. The net unrealized depreciation of investments on a federal tax basis amounts to $4,439,595 which is comprised of $147,422 appreciation and $4,587,017 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($203,393,267) at April 30, 2000.

The following acronym is used throughout this portfolio:

IO	--Interest Only

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000

Assets:
Total investments in securities, at value (identified and tax cost $207,093,545)		$202,653,950
Cash		566
Income receivable		1,433,422
Receivable for investments sold		118,827
Receivable for shares sold		90,137

TOTAL ASSETS		204,296,902

Liabilities:
Payable for shares redeemed	$157,407
Income distribution payable	741,784
Accrued expenses	4,444

TOTAL LIABILITIES		903,635

Net assets for 23,882,348 shares outstanding		$203,393,267

Net Assets Consist of:
Paid in capital		$228,048,343
Net unrealized depreciation of investments		(4,439,595)
Accumulated net realized loss on investments		(19,945,638)
Distributions in excess of net investment income		(269,843)

TOTAL NET ASSETS		$203,393,267

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$189,394,698 ÷ 22,238,627 shares outstanding		$8.52

Institutional Service Shares:
$13,998,569 ÷ 1,643,721 shares outstanding		$8.52

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED APRIL 30, 2000

Investment Income:
Interest			$14,706,068

Expenses:
Investment adviser fee		$866,191
Administrative personnel and services fee		163,194
Custodian fees		15,960
Transfer and dividend disbursing agent fees and expenses		93,330
Directors'/Trustees' fees		4,641
Auditing fees		16,389
Legal fees		6,244
Portfolio accounting fees		66,721
Distribution services fee--Institutional Service Shares		55,739
Shareholder services fee--Institutional Shares		485,630
Shareholder services fee--Institutional Service Shares		55,739
Share registration costs		26,211
Printing and postage		28,233
Insurance premiums		1,862
Miscellaneous		2,078

TOTAL EXPENSES		1,888,162

Waivers:
Waiver of investment adviser fee	$(69,191)
Waiver of distribution services fee--Institutional Service Shares	(53,510)
Waiver of shareholder services fee--Institutional Shares	(485,630)
Waiver of shareholder services fee--Institutional Service Shares	(2,230)

TOTAL WAIVERS		(610,561)

Net expenses			1,277,601

Net investment income			13,428,467

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			26,733
Net change in unrealized depreciation of investments			(3,957,814)

Net realized and unrealized gain (loss) on investments			(3,931,081)

Change in net assets resulting from operations			$9,497,386

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,428,467	$12,386,835
Net realized gain (loss) on investments ($(496,189) and $(159,370), respectively, as computed for federal tax purposes)	26,733	(473,737)
Net change in unrealized appreciation/depreciation	(3,957,814)	(1,277,233)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,497,386	10,635,865

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,980,899)	(11,460,278)
Institutional Service Shares	(1,334,302)	(1,046,067)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,315,201)	(12,506,345)

Share Transactions:
Proceeds from sale of shares	84,879,137	107,517,949
Net asset value of shares issued to shareholders in payment of distributions declared	4,703,745	4,068,684
Cost of shares redeemed	(95,927,697)	(108,552,678)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,344,815)	3,033,955

Change in net assets	(10,162,630)	1,163,475

Net Assets:
Beginning of period	213,555,897	212,392,422

End of period (including distributions in excess of net investment income $(269,843) and $(379,061), respectively)	$203,393,267	$213,555,897

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to provide current income. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund/Trust based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain/Loss
$(4,105,766)	$4,105,766

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At April 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $19,945,494, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$ 669,532

2003	5,572,713

2004	10,784,773

2005	1,566,031

2006	696,886

2007	159,370

2008	496,189

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at April 30, 2000 is as follows:

Security	Acquisition Date	Acquisition Cost
Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1	1/9/1997	$ 2,148,973

Bayview Financial Acquisition Trust, 1998-1, Class MF2	5/14/1998	$ 720,016

Bayview Financial Acquisition Trust, 1998-1, Class MII1	3/12/1999	$ 601,108

Bayview Financial Acquisition Trust, 1998-1, Class MI1	12/8/1998	$1,695,969

Bosque Asset Corp., Series 1, Class 1	6/19/1997	$ 619,238

C-BASS ABS, L.L.C., Series 1997-1, Class A-1	2/25/1997	$ 3,717,340

Circuit City Credit Card Master Trust 2000-1, Class CTF	2/23/2000	$1,300,000

ContiMortgage Home Equity Loan Trust, 1993-3, Class A2	2/7/2000	$1,301,589

FMAC Loan Receivables Trust, 1997-A, Class A-X	6/16/1997	$1,072,954

Greenwich Capital Acceptance Corp. 1991-4	1/7/1993	$2,128,745

K Mart CMBS Financing, Inc., Series 1997-1, Class C	2/27/1997	$4,000,000

Long Beach Federal Savings Bank, Series 1992-3	6/29/1992	$ 186,744

Merit Securities Corp., 12-1, Class B	5/18/1999	$3,904,276

Merrill Lynch Mortgage Investors, Inc., Class BB	4/13/2000	$1,922,782

Nomura Depositor Trust Commercial Mortgage Pass-Thru, 1998-ST1, Class A-3	2/3/1998	$1,000,000

125 Home Loan Owner Trust, 1998-1A, Class M2	7/30/1998	$1,999,062

Option One Mortgage Securities, Series C 1999-4, Class CTF	11/10/1999	$2,598,831

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended April 30	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,911,953	$76,361,992	9,621,324	$84,107,769
Shares issued to shareholders in payment of distributions declared	444,065	3,796,683	403,569	3,521,511
Shares redeemed	(8,900,987)	(76,116,228)	(10,846,334)	(94,780,480)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	455,031	$4,042,447	(821,441)	$(7,151,200)

Year Ended April 30	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	992,483	$8,517,145	2,684,133	$23,410,180
Shares issued to shareholders in payment of distributions declared	106,036	907,062	62,720	547,173
Shares redeemed	(2,314,778)	(19,811,469)	(1,577,954)	(13,772,198)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,216,259)	$(10,387,262)	1,168,899	$10,185,155

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(761,228)	$(6,344,815)	347,458	$3,033,955

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Service Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, (and in-kind contributions), for the period ended April 30, 2000, were as follows:

Purchases	$89,592,404

Sales	$98,633,344


Report of Ernst & Young LLP, Independent Auditors



TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED SHORT-TERM INCOME FUND:



We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Short-Term Income Fund (one of the portfolios constituting Federated Income Securities Trust) (the "Trust"), as of April 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.



Ernst & Young LLP



Boston, Massachusetts
June 13, 2000


Federated
World-Class Investment Manager

PROSPECTUS

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SERVICE SHARES


JUNE 30, 2000



A Statement of Additional Information (SAI) dated June 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Federated
Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-4577
Cusip 31420C308


1111903A-SS (6/00)


Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

MANAGEMENT DISCUSSION AND ANALYSIS

Federated Intermediate Income Fund

ANNUAL REPORT FOR FISCAL YEAR ENDED APRIL 30, 2000

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

The past 12-month fiscal year period ending April 30, 2000 was a difficult environment for high quality fixed income securities. The U.S. economic growth picture accelerated late in 1999 and continued throughout the first quarter of the year 2000. The Federal Reserve Board sought to combat potentially rising inflationary pressures by raising the fed funds target rate on five separate occasions starting in late June 1999, for a total increase of 125 basis points. As such, interest rates rose very significantly for all treasury maturities out to 10 years, with the shorter maturity yields rising the most. As reference points, the 2-year, 5-year and 10-year treasury securities increased in yield by 161 basis points, 133 basis points and 87 basis points, respectively. The 30-year treasury yield increased by only 30 basis points, resulting in a fully inverted yield curve at fiscal year end. The U.S. Treasury plan to repurchase outstanding long maturity/high coupon debt, created large demand for 20-30 year treasuries during the first quarter of the year 2000.

From a relative fixed income sector perspective, U.S. Treasuries represented the best performing, high quality sector during a negative fixed income environment. The combination of stock market volatility and increased treasury buybacks served to create a scenario favoring the most liquid and safest area--pure U.S. Treasuries. Thus, most "spread" product sectors (corporates, mortgages) not only declined in value due to rising interest rates, but also underperformed comparable maturity treasuries.

Given that the Federated Intermediate Income Fund represents a high quality bond portfolio with primary emphasis on investment grade corporate debt securities, the past year proved to be difficult as much of the income generated was offset by price declines in its bond holdings. For the entire fiscal year period, the fund generated a 0.3% total return, reflecting the generally rising rate environment. The overall fund duration was slightly reduced as rates rose and the allocations to the various "spread" sectors was increased. As the new fiscal year begins, Fund management maintains a positive outlook on most high quality "spread" products; thus, the Fund will continue to overweight the high quality corporate and U.S. mortgage areas. This will enable not only a healthy income distribution, but also keep the fund positioned for what could be a period of "spread" product outperformance in coming months.

INSTITUTIONAL SHARES

Growth of $25,000 Invested in Federated Intermediate Income Fund

[Graphic Representation Omitted - See Appendix]

Average Annual Total Return for the Period Ended April 30, 2000
1 Year	0.30%

5 Years	6.35%

Start of Performance (12/20/93)	5.74%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Intermediate Income Fund (Institutional Shares) (the "Fund") from December 20, 1993 (start of performance) to April 30, 2000, compared to the Lehman Brothers Government/Corporate Total Index (LBGCTI),2 Lehman Brothers Corporate Bond Total Index (LBCTI),2 Lehman Brothers Intermediate Government/Corporate Index (LBIGCI)2 and the Lipper Intermediate-Term Investment Grade Debt Funds Average (LIIGDFA).3

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated June 30, 2000, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCTI, LBCTI, LBIGCI and the LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indices and averages.

2 The LBGCTI, LBCTI and LBIGCI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. These indices are unmanaged.

3 The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

INSTITUTIONAL SERVICE SHARES

Growth of $25,000 Invested in Federated Intermediate Income Fund

[Graphic Representation Omitted - See Appendix]

Average Annual Total Return for the Period Ended April 30, 2000
1 Year	0.05%

5 Years	6.08%

Start of Performance (12/20/93)	5.48%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Intermediate Income Fund (Institutional Service Shares) (the "Fund") from December 20, 1993 (start of performance) to April 30, 2000, compared to the Lehman Brothers Government/Corporate Total Index (LBGCTI),2 Lehman Brothers Corporate Bond Total Index (LBCTI),2 Lehman Brothers Intermediate Government/Corporate Index (LBIGCI)2 and the Lipper Intermediate-Term Investment Grade Debt Funds Average (LIIGDFA).3

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated June 30, 2000, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCTI, LBCTI, LBIGCI and the LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indices and averages.

2 The LBGCTI, LBCTI and LBIGCI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. These indices are unmanaged.

3 The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Federated
Federated Intermediate Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506
G00715-02

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

MANAGEMENT DISCUSSION AND ANALYSIS

Federated Short-Term Income Fund

ANNUAL REPORT FOR FISCAL YEAR ENDED APRIL 30, 2000

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

Federated Short Term Income Fund represents a high quality, fixed income portfolio combining various fixed income asset classes. Investments are concentrated in U.S. Treasury, government agency, and high quality corporate debt securities. The investment objective of the fund is to seek to provide current income. To the extent consistent with this objective, the fund will strive to minimize fluctuation in principal value through a portfolio with an effective average life of no greater than three years, but generally having an effective modified duration of no greater than two years.

The single most important factor affecting the fund's performance over the past year was a general increase in yield levels which began over 18 months ago, and continues at this writing. Calendar 1999 was the worst year for bonds since 1994, and little has changed in the new year. To put things in the context of the fund's current fiscal year, on April 30, 1999, the yield on the 2-year Treasury note was 5.08%. By April 28, 2000, it had risen to 6.68%, an increase of 31%. Since fiscal year-end, the two-year Treasury has begun to approach the 7% level (6.91% at May 12, 2000). The belief that continued economic growth must eventually produce inflation was the major culprit behind the yield increase, despite an absence of actual evidence of inflation until the past few months.

Another factor which affected fund performance was the Y2K phenomenon. The "Y2K malaise" caused credit markets to perform poorly beginning in the first half of calendar 1999, and levels on spread product reflected the uncertainty associated with the turn of the new millennium. By the middle of October, however, investors slowly began to realize there would be no great dislocation attributable to Y2K, and credit markets actually began to rally. Investors who had stayed on the sidelines tried to invest without success, since issuers had already completed their funding requirements through year-end. Credit spreads tightened versus treasuries, and this phenomenon lasted until approximately mid-February 2000. At that point however, spreads once again began to widen. A combination of equity market volatility, Treasury buybacks and investor uncertainty as to how to deal with an economy in uncharted growth waters seemed to be the culprit. This is the current environment as the fund moves into the middle of the year 2000.

Despite the factors noted above, the fund enjoyed a reasonable year. For the one-year period ended April 30, 2000, the fund's Institutional Shares and Institutional Service Shares returned 4.52% and 4.26%, respectively, compared to a 3.63% total return for the Merrill Lynch 1-3 Year Government Bond Index, 3.56% for the Merrill Lynch 1-3 Year Corporate Bond Index, 4.34% for the Merrill Lynch Master Asset-Backed Index, and 2.93% for the Lipper Short Investment Grade Debt Fund category. One of the biggest contributors to performance was the improvement of the subordinate asset-backed securities market, a sector which had lagged substantially for the better part of the prior two years. The fund's performance is also encouraging in light of the poor performance of the corporate bond market in the latter stages of the period under review. In addition, the fund's shorter duration profile relative to its benchmarks, as well as its peers, helped performance.

The fund's current posture would be considered neutral to slightly negative with regard to interest rate risk exposure, and neutral with regard to credit exposure. The combination of AAA-rated securities and the fund's cash position comprised over one-half of assets at May 31, 2000, with just under 14 percent of the fund invested in assets rated below single-A (the fund's prospectus does not allow for investments in securities rated below investment grade). Since fund management believes the Federal Reserve Board will maintain a fairly aggressive bias toward higher federal funds rate targets, management feels it is better to maintain a more conservative posture with regard to duration. With regard to sector allocation, asset-backed securities continue to receive the largest amount of fund exposure, followed by mortgage-backed securities. Mortgage backed securities exposure, however, is currently being de-emphasized in favor of like-duration asset backed securities, which are perceived to have better convexity characteristics. Corporates comprised around 13% of the portfolio at May 31, 2000, with treasury exposure at just under 6%.

INSTITUTIONAL SHARES

Growth of $25,000 Invested in Federated Short-Term Income Fund

[Graphic Representation Omitted - See Appendix]

Average Annual Total Return for the Period Ended April 30, 2000
1 Year	4.52%

5 Years	6.13%

10 Years	5.92%

Start of Performance (7/1/86)	6.38%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Short-Term Income Fund (Institutional Shares) (the "Fund") from April 30, 1990 to April 30, 2000, compared to the Merrill Lynch Total Return Investment Grade Corporates Index (Short-Term 1-2.99 Years) (MLTRIGCI)2 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).3

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated June 30, 2000, and together with financial statements contained therein, constitutes the Fund's annual report.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The MLTRIGCI and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indices and averages.

2 The MLTRIGCI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

INSTITUTIONAL SERVICE SHARES

Growth of $25,000 Invested in Federated Short-Term Income Fund

[Graphic Representation Omitted - See Appendix]

Average Annual Total Return for the Period Ended April 30, 2000
1 Year	4.26%

5 Years	5.87%

Start of Performance (1/24/92)	5.21%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Short-Term Income Fund (Institutional Service Shares) (the "Fund") from January 24, 1992 (start of performance) to April 30, 2000, compared to the Merrill Lynch Total Return Investment Grade Corporates Index (Short-Term 1-2.99 Years) (MLTRIGCI)2 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).3

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated June 30, 2000, and together with financial statements contained therein, constitutes the Fund's annual report.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The MLTRIGCI and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indices and averages.

2 The MLTRIGCI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Federated
Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31420C308
Cusip 31420C209
G00831-01 (6/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

APPENDIX

PROSPECTUSES -- RISK/RETURN BAR CHARTS

Federated Intermediate Income Fund (Institutional Shares)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Federated Intermediate Income Fund’s Institutional Shares as of the calendar year-end for each of the last six years.

The ‘y’ axis reflects the “% Total Return” beginning with “-6” and increasing in increments of 6% up to 24%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year-end of the Fund’s start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund’s Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999. The percentages noted are: (2.12), 20.26, 3.34, 8.64, 7.83, and (1.41).

Federated Intermediate Income Fund (Institutional Service Shares)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Federated Intermediate Income Fund’s Institutional Service Shares as of the calendar year-end for each of the last six years.

The ‘y’ axis reflects the “% Total Return” beginning with “-6” and increasing in increments of 6% up to 24%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year-end of the Fund’s start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund’s Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999. The percentages noted are: (2.36), 19.96, 3.09, 8.37, 7.56, and (1.66).

Federated Short Term Income Fund (Institutional Shares)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Short Term Income Fund’s Institutional Shares as of the calendar year-end for each of ten years.

The ‘y’ axis reflects the “% Total Return” beginning with “-3” and increasing in increments of 3% up to 15%.

The ‘x’ axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund’s Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are: 1.98, 13.86, 6.13, 5.48, (0.53), 10.89, 5.41, 6.41, 5.73, and 3.66.

Federated Short Term Income Fund (Institutional Service Shares)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Short Term Income Fund’s Institutional Service Shares as of the calendar year-end for each of seven years.

The ‘y’ axis reflects the “% Total Return” beginning with “-2” and increasing in increments of 2% up to 12%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year-end of the Fund’s start of business through the calendar year ended December 31, 1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund’s Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1999. The percentages noted are: 5.22, (0.78), 10.61, 5.15, 6.14, 5.47, and 3.41.

MANAGEMENT'S DISCUSSION AND ANALYSIS

Growth of $25,000 Invested Line Graphs

Federated Intermediate Income Fund (Institutional Shares)

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Institutional Shares of Federated Intermediate Income Fund (the “Fund”) are represented by a solid line. The Lehman Brothers Government/Corporate Total Index (LBGCTI) is represented by a dotted line. The Lipper Intermediate-Term Investment Grade Debt Funds Average (LIIGDFA) is represented by a broken line. The Lehman Brothers Corporate Bond Total Index (LBCTI) also is represented by a broken line, with wider spaces than the broken line used for the LIIGDFA. The Lehman Brothers Intermediate Government/Corporate Index (LBIGCI) is represented by a gray shaded line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Institutional Shares of the Fund, the LBGCTI, LBCTI, LBIGCI, and LIIGDA. The “x” axis reflects computation periods from 12/20/93 to 4/30/00. The “y” axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund’s Institutional Shares as compared to the LBGCTI, LBCTI, LBIGCI, and LIIGDA. The ending values were $35,660, 35,563, 32,373, 33,008, and 33,953, respectively.

Federated Intermediate Income Fund (Institutional Service Shares)

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Institutional Service Shares of Federated Intermediate Income Fund (the “Fund”) are represented by a solid line. The Lehman Brothers Government/Corporate Total Index (LBGCTI) is represented by a dotted line. The Lipper Intermediate-Term Investment Grade Debt Funds Average (LIIGDFA) is represented by a broken line. The Lehman Brothers Corporate Bond Total Index (LBCTI) also is represented by a broken line, with wider spaces than the broken line used for the LIIGDFA. The Lehman Brothers Intermediate Government/Corporate Index (LBIGCI) is represented by a gray shaded line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Institutional Service Shares of the Fund, the LBGCTI, LBCTI, LBIGCI, and LIIGDA. The “x” axis reflects computation periods from 12/20/93 to 4/30/00. The “y” axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund’s Institutional Shares as compared to the LBGCTI, LBCTI, LBIGCI, and LIIGDA. The ending values were $35,102, 35,563, 32,373, 33,008, and 33,953, respectively.

Federated Short Term Income Fund (Institutional Shares)

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Institutional Shares of Federated Short Term Income Fund (the “Fund”) are represented by a solid line. The Merrill Lynch Total Return Investment Grade Corporate Index (Short-Term 1-2.99 Years) (MLTRIGCI) is represented by a dotted line and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA) is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Institutional Shares of the Fund, the MLTRIGCI, and LSIGDFA. The “x” axis reflects computation periods from 4/30/90 to 4/30/00. The “y” axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund’s Institutional Shares as compared to the MLTRIGCI, and LSIGDFA. The ending values were $47,782, $55,672, and $49,121, respectively.

Federated Short Term Income Fund (Institutional Service Shares)

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Institutional Service Shares of Federated Short Term Income Fund (the “Fund”) are represented by a solid line. The Merrill Lynch Total Return Investment Grade Corporate Index (Short-Term 1-2.99 Years) (MLTRIGCI) is represented by a dotted line and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA) is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Institutional Shares of the Fund, the MLTRIGCI, and LSIGDFA. The “x” axis reflects computation periods from 1/24/92 to 4/30/00. The “y” axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund’s Institutional Shares as compared to the MLTRIGCI, and LSIGDFA. The ending values were $38,056, $41,743, and $38,064, respectively.